UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.18

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 17, 2019

This report provides management’s discussion of fund performance for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2018.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	0.08%	0.72%

Class B Shares[1]	-0.30%	-0.12%

Class C Shares	-0.30%	-0.12%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	-0.35%	-0.14%

Class B Shares[1]	-0.72%	-0.89%

Class C Shares	-0.72%	-0.89%

Advisor Class Shares[2]	-0.22%	0.11%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	-0.11%	0.15%

Class B Shares[1]	-0.48%	-0.49%

Class C Shares	-0.48%	-0.60%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	0.16%	0.50%

Class B Shares[1]	-0.22%	-0.26%

Class C Shares	-0.32%	-0.25%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	0.12%	0.32%

Class B Shares[1]	-0.26%	-0.43%

Class C Shares	-0.36%	-0.43%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	-0.13%	0.47%

Class B Shares[1]	-0.51%	-0.38%

Class C Shares	-0.60%	-0.37%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	-0.29%	0.22%

Class B Shares[1]	-0.67%	-0.63%

Class C Shares	-0.67%	-0.53%

Advisor Class Shares[2]	-0.17%	0.38%

Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2018. All share classes of all Portfolios underperformed the benchmark for both periods, before sales charges.

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Arizona Portfolio: For the six-month period, an overweight to public education and security selection within the miscellaneous revenue sector detracted, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals contributed. For the 12-month period, security selection in not-for-profit health care and pre-refunded bonds detracted, while the special tax sector contributed. For both periods, exposure to consumer price index (“CPI”) swaps detracted. Security selection in public higher education and airports/ports contributed.

Massachusetts Portfolio: For the six-month period, yield-curve positioning in six- to seven-year duration municipals detracted, while positioning in seven- to 10-year duration municipals contributed, relative to the benchmark. An overweight to pre-refunded bonds and security selection within the special tax sector contributed. For the 12-month period, security selection in private higher education detracted, while selection in miscellaneous revenue and industrial development utilities contributed. Yield-curve positioning in three- to four-year duration municipals also contributed. For both periods, exposure to CPI swaps and security selection in state general obligation (“GO”) detracted.

Minnesota Portfolio: For the six-month period, security selection within the electric utilities sector detracted, while contributing within pre-refunded bonds, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals contributed, as did an overweight to interest rate swaps. For the 12-month period, security selection in tax-supported local lease detracted, while local GO contributed. Yield-curve positioning in three- to four-year and six- to seven-year duration municipals contributed. For both periods, exposure to CPI swaps and security selection in not-for-profit health care detracted.

New Jersey Portfolio: For the six-month period, exposure to CPI swaps detracted, relative to the benchmark. Yield-curve positioning in three- to four-year duration municipals detracted, while positioning in four- to five-year and six- to seven-year duration municipals contributed. Security selection within the tax-supported local lease sector also contributed. For the 12-month period, security selection in pre-refunded bonds detracted. Yield-curve positioning in over 10-year duration municipals detracted, while positioning in five- to six-year and seven- to 10-year duration municipals contributed. Security selection in tobacco securitization also contributed. For both periods, exposure to interest rate swaps detracted.

Ohio Portfolio: For the six-month period, yield-curve positioning in over 10-year duration municipals detracted, relative to the benchmark. Security selection within the public higher education and local GO sectors contributed. For the 12-month period, security selection in tax-supported local lease detracted, while stock selection in miscellaneous revenue and multi-family housing contributed. For both periods, exposure to CPI swaps and security selection in not-for-profit health care detracted. Yield-curve positioning in six- to seven-year duration municipals contributed.

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Pennsylvania Portfolio: For the six-month period, security selection within the senior living sector detracted, relative to the benchmark. Yield-curve positioning in five- to six-year duration municipals detracted, while positioning in six- to seven-year duration municipals contributed. An overweight to pre-refunded bonds also contributed. For the 12-month period, yield-curve positioning in four- to five-year and over 10-year duration municipals detracted. Security selection in the tax-supported local lease and not-for-profit health care sectors contributed. For both periods, exposure to CPI swaps detracted. Yield-curve positioning in seven- to 10-year duration municipals contributed.

Virginia Portfolio: For the six-month period, security selection within the toll roads/transit sector detracted, while selection in local GO contributed, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals contributed. For the 12-month period, security selection in pre-refunded bonds detracted, while selection in miscellaneous revenue and an overweight to senior living contributed. For both periods, exposure to CPI swaps and security selection in senior living detracted, while selection in multi-family housing contributed.

All Portfolios used derivatives in the form of interest rate swaps and CPI swaps for hedging purposes; interest rate swaps had an immaterial impact on absolute returns for either period; CPI swaps detracted from returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

The US Federal Reserve (the “Fed”) increased official rates 50 basis points from 1.75% to 2.25% during the six-month period. Given the continued strength of the domestic economy, the Fed also signaled its intention to raise the target rate again in December 2018. Limited new-issue municipal supply remained a theme. In the third quarter of 2018, supply was almost 9% less than the same period a year earlier, and was 15% less than the first nine months of 2017. As a result, municipal valuations during July reached expensive levels, relative to US Treasuries, particularly at the shortest maturities, where investors were looking to buy bonds in fear of further increases in yields. By September, municipals had returned to more normal levels versus US Treasuries.

For the six-month period, municipal yields rose across the maturity spectrum and stood significantly higher than at the start of the year. Despite this increase, returns for the semi-annual period were still positive, with the municipal bond market advancing 0.42%, as measured by the Bloomberg Barclays Municipal Bond Index. Mid-grade and lower-rated municipals outperformed higher-grade municipals, as the extra income helped provide insulation from rising interest rates.

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The Portfolios’ Senior Investment Management Team (the “Team”) maintained the Portfolios’ underweight to the longest-maturity municipal bonds and a modest overweight to municipal credit, finding this position attractive given the strength of the US economy. Fiscal conditions continued to improve for the majority of states, according to the National Association of State Budget Officers. For example, overall revenue growth for fiscal year 2018 grew nearly 5% on average for all states, the largest increase since 2015. The Team continues to focus on after-tax return by investing in investment-grade municipal bonds with selective investments in high yield that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]
Arizona	10.94%	0.94%
Massachusetts	2.29%	0.00%
Minnesota	1.90%	0.00%
New Jersey	22.95%	10.61%
Ohio	1.64%	0.00%
Pennsylvania	12.24%	1.65%
Virginia	1.74%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers.

(continued on next page)

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Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Recent tax law changes could have a material impact on the value of municipal securities. In addition, Congress has previously considered making

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DISCLOSURES AND RISKS (continued)

changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

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DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of the Portfolios’ shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

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DISCLOSURES AND RISKS (continued)

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.27%	3.66%

1 Year	0.72%	-2.28%

5 Years	3.50%	2.87%

10 Years	4.54%	4.23%

CLASS B SHARES			1.28%	2.06%

1 Year	-0.12%	-3.05%

5 Years	2.74%	2.74%

10 Years[3]	4.12%	4.12%

CLASS C SHARES			1.59%	2.56%

1 Year	-0.12%	-1.10%

5 Years	2.75%	2.75%

10 Years	3.80%	3.80%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.00%, 1.74% and 1.75% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.78%, 1.53% and 1.53% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.24%

5 Years	3.12%

10 Years	4.37%

CLASS B SHARES

1 Year	-2.95%

5 Years	3.02%

10 Years[1]	4.25%

CLASS C SHARES

1 Year	-0.99%

5 Years	3.02%

10 Years	3.96%

1	Assumes conversion of Class B shares into Class A shares after six years.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.17%	3.52%

1 Year	-0.14%	-3.16%

5 Years	2.96%	2.33%

10 Years	4.21%	3.90%

CLASS B SHARES			1.45%	2.35%

1 Year	-0.89%	-3.79%

5 Years	2.21%	2.21%

10 Years[3]	3.79%	3.79%

CLASS C SHARES			1.50%	2.43%

1 Year	-0.89%	-1.86%

5 Years	2.20%	2.20%

10 Years	3.47%	3.47%

ADVISOR CLASS SHARES[4]			2.49%	4.04%

1 Year	0.11%	0.11%

Since Inception[5]	0.13%	0.13%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.66%, 1.64% and 0.64% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.77%, 1.52%, 1.52% and 0.52% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.14%

5 Years	2.54%

10 Years	3.89%

CLASS B SHARES

1 Year	-3.70%

5 Years	2.44%

10 Years[1]	3.78%

CLASS C SHARES

1 Year	-1.85%

5 Years	2.42%

10 Years	3.47%

ADVISOR CLASS SHARES[2]

1 Year	0.21%

Since Inception[3]	0.50%

1	Assumes conversion of Class B shares into Class A shares after six years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.83%	3.12%

1 Year	0.15%	-2.89%

5 Years	2.86%	2.25%

10 Years	4.11%	3.79%

CLASS B SHARES			1.08%	1.84%

1 Year	-0.49%	-3.42%

5 Years	2.15%	2.15%

10 Years[3]	3.69%	3.69%

CLASS C SHARES			1.14%	1.95%

1 Year	-0.60%	-1.57%

5 Years	2.10%	2.10%

10 Years	3.37%	3.37%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.17%, 1.98% and 1.92% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.72%

5 Years	2.50%

10 Years	3.78%

CLASS B SHARES

1 Year	-3.46%

5 Years	2.38%

10 Years[1]	3.68%

CLASS C SHARES

1 Year	-1.42%

5 Years	2.36%

10 Years	3.36%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.19%	3.70%

1 Year	0.50%	-2.50%

5 Years	3.41%	2.79%

10 Years	4.52%	4.21%

CLASS B SHARES			1.47%	2.48%

1 Year	-0.26%	-3.18%

5 Years	2.65%	2.65%

10 Years[3]	4.10%	4.10%

CLASS C SHARES			1.51%	2.55%

1 Year	-0.25%	-1.23%

5 Years	2.64%	2.64%

10 Years	3.77%	3.77%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.03%, 1.78% and 1.77% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.82%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.45%

5 Years	3.03%

10 Years	4.43%

CLASS B SHARES

1 Year	-3.19%

5 Years	2.90%

10 Years[1]	4.32%

CLASS C SHARES

1 Year	-1.20%

5 Years	2.87%

10 Years	4.00%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.12%	3.45%

1 Year	0.32%	-2.71%

5 Years	3.04%	2.41%

10 Years	3.94%	3.62%

CLASS B SHARES			1.36%	2.22%

1 Year	-0.43%	-3.35%

5 Years	2.29%	2.29%

10 Years[3]	3.51%	3.51%

CLASS C SHARES			1.44%	2.35%

1 Year	-0.43%	-1.40%

5 Years	2.28%	2.28%

10 Years	3.19%	3.19%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.07%, 1.86% and 1.82% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.57%

5 Years	2.77%

10 Years	3.70%

CLASS B SHARES

1 Year	-3.23%

5 Years	2.65%

10 Years[1]	3.59%

CLASS C SHARES

1 Year	-1.37%

5 Years	2.62%

10 Years	3.28%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.11%	3.35%

1 Year	0.47%	-2.51%

5 Years	3.36%	2.74%

10 Years	4.45%	4.13%

CLASS B SHARES			1.30%	2.06%

1 Year	-0.38%	-3.30%

5 Years	2.60%	2.60%

10 Years[3]	4.02%	4.02%

CLASS C SHARES			1.43%	2.27%

1 Year	-0.37%	-1.35%

5 Years	2.60%	2.60%

10 Years	3.70%	3.70%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.09%, 1.91% and 1.84% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.73%

5 Years	2.95%

10 Years	4.38%

CLASS B SHARES

1 Year	-3.45%

5 Years	2.81%

10 Years[1]	4.26%

CLASS C SHARES

1 Year	-1.41%

5 Years	2.83%

10 Years	3.95%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.35%	3.84%

1 Year	0.22%	-2.76%

5 Years	3.35%	2.72%

10 Years	4.69%	4.37%

CLASS B SHARES			1.60%	2.61%

1 Year	-0.63%	-3.54%

5 Years	2.60%	2.60%

10 Years[3]	4.26%	4.26%

CLASS C SHARES			1.67%	2.73%

1 Year	-0.53%	-1.50%

5 Years	2.60%	2.60%

10 Years	3.95%	3.95%

ADVISOR CLASS SHARES[4]			2.67%	4.36%

1 Year	0.38%	0.38%

Since Inception[5]	0.56%	0.56%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.68%, 1.65% and 0.64% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.80%

5 Years	2.99%

10 Years	4.40%

CLASS B SHARES

1 Year	-3.52%

5 Years	2.87%

10 Years[1]	4.29%

CLASS C SHARES

1 Year	-1.56%

5 Years	2.88%

10 Years	3.99%

ADVISOR CLASS SHARES[2]

1 Year	0.50%

Since Inception[3]	0.96%

1	Assumes conversion of Class B shares into Class A shares after six years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

FUND EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

FUND EXPENSES (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.80	$3.91	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000	$997.00	$7.66	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%
Class C
Actual	$1,000	$997.00	$7.66	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$996.50	$3.85	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class B
Actual	$1,000	$992.80	$7.59	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Class C
Actual	$1,000	$992.80	$7.59	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$997.80	$2.60	0.52%
Hypothetical**	$1,000	$1,022.46	$2.64	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$998.90	$4.26	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$995.20	$8.00	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$995.20	$8.00	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

FUND EXPENSES (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.60	$4.11	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class B
Actual	$1,000	$997.80	$7.86	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%
Class C
Actual	$1,000	$996.80	$7.86	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.20	$4.01	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class B
Actual	$1,000	$997.40	$7.76	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$996.40	$7.76	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$998.70	$4.26	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$994.90	$8.00	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$994.00	$8.00	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

FUND EXPENSES (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.10	$4.01	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class B
Actual	$1,000	$993.30	$7.75	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$993.30	$7.75	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Advisor Class
Actual	$1,000	$998.30	$2.76	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

BOND RATING SUMMARY1 (continued)

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Arizona – 81.1%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,619,385
Series 2013A 5.00%, 7/01/37	3,000	3,234,660
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 7/01/26	1,000	1,002,320
Arizona Health Facilities Authority (Dignity Health Obligated Group) Series 2009D 5.00%, 7/01/28	1,000	1,013,910
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/34	3,000	3,281,550
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 5/01/43-5/01/48	2,100	2,216,656
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,285,709
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,176,400
City of Mesa AZ (City of Mesa AZ Excise Tax) Series 2013 5.00%, 7/01/32	5,000	5,410,650
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 7/01/32	1,000	1,055,410
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017A 5.00%, 7/01/33	750	844,575

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 7/01/30	$520	$594,776
City of Tucson AZ Water System Revenue Series 2012 5.00%, 7/01/28 (Pre-refunded/ETM)	500	550,225
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,046,837
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,073,350
AGM Series 2010 5.00%, 7/01/25 (Pre-refunded/ETM)	1,000	1,046,430
County of Pinal AZ Series 2014 5.00%, 8/01/32	2,840	3,174,410
Glendale Industrial Development Authority (Beatitudes Campus (The)) Series 2017 5.00%, 11/15/36(a)	1,000	981,390
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.00%, 11/15/36(a)	600	586,092
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 5/15/39	1,000	1,057,230
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,707,025
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 7/01/32 (Pre-refunded/ETM)(a)	250	274,245
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36(a)	1,000	952,640

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 7/01/37-7/01/42	$2,250	$2,396,570
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,688,025
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 1/01/33-1/01/35	3,400	3,805,124
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(b)(c)	830	859,249
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 7/01/37	750	831,180
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/36-7/01/47	2,450	2,495,424
Maricopa County Special Health Care District Series 2018C 5.00%, 7/01/34-7/01/36	4,700	5,341,356
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 7/01/37	2,500	2,803,025
Northern Arizona University BAM Series 2015 5.00%, 6/01/34	1,000	1,120,990
Pima County Regional Transportation Authority Series 2011 5.00%, 6/01/26 (Pre-refunded/ETM)	3,000	3,213,150

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/22	$1,400	$1,400,952
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/29	1,500	1,628,085
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	1,000	1,136,520
5.25%, 12/01/22-12/01/23	1,165	1,290,312
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28	6,000	6,178,440
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.) BAM Series 2014 5.00%, 6/01/44	1,200	1,295,184
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)(c)	400	427,932
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 7/01/35	3,450	3,838,367
Tucson Industrial Development Authority (University of Arizona) AMBAC Series 2002A 5.00%, 7/15/32(a)	985	985,985
University of Arizona Series 2014 5.00%, 8/01/33	3,765	4,183,291
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 7/01/33-7/01/34	3,940	4,208,134

		91,313,170

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/36	$520	$553,940

Florida – 2.9%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(c)	100	101,345
City of Orlando FL Series 2014A 5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,096,531
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 6/01/35	1,000	1,064,480

		3,262,356

Guam – 1.5%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	775	804,233
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	875	924,621

		1,728,854

Illinois – 2.5%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	335	342,939
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,468,041

		2,810,980

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 6/01/41	1,000	1,050,950

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45(a)	$500	$539,020

Minnesota – 1.1%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,130	1,269,419

New York – 0.8%
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	120	128,927
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	700	741,965

		870,892

North Carolina – 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(a)	600	608,448
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	500	514,980

		1,123,428

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	320	310,400

Puerto Rico – 0.5%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	170	186,548

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	$345	$335,944

		522,492

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	620	659,432

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(c)	165	159,859

Texas – 3.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(c)	290	293,689
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34	1,000	1,098,480
Series 2015B 5.00%, 1/01/34	1,300	1,431,794
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	840	892,264
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	420	437,531

		4,153,758

Washington – 1.2%
Kalispel Tribe of Indians Series 2018B 5.25%, 1/01/38(a)(b)(c)	225	232,704

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA Series 2015A 5.00%, 4/01/40	$1,000	$1,094,190

		1,326,894

Total Municipal Obligations (cost $109,917,559)		111,655,844

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.13%(d)(e)(f) (cost $556,773)	556,773	556,773

Total Investments – 99.7% (cost $110,474,332)		112,212,617
Other assets less liabilities – 0.3%		299,672

Net Assets – 100.0%		$112,512,289

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,276	8/31/20	2.235%	CPI#	Maturity	$(31,372)
Barclays Bank PLC	USD	3,276	9/04/20	2.248%	CPI#	Maturity	(31,327)
Barclays Bank PLC	USD	3,677	9/20/20	2.263%	CPI#	Maturity	(34,615)
Barclays Bank PLC	USD	3,497	10/15/20	2.208%	CPI#	Maturity	(27,110)
Barclays Bank PLC	USD	1,883	10/15/20	2.210%	CPI#	Maturity	(14,690)
Citibank, NA	USD	2,540	10/17/20	2.220%	CPI#	Maturity	(19,977)
JPMorgan Chase Bank, NA	USD	3,358	8/30/20	2.210%	CPI#	Maturity	(30,347)

							$(189,438)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	When-Issued or delayed delivery security.

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $2,074,778 or 1.8% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.9% and 0.9%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

ETM – Escrowed to Maturity

See notes to financial statements.

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Massachusetts – 79.9%
Commonwealth of Massachusetts Series 2013 5.00%, 6/01/31 (Pre-refunded/ETM)	$2,500	$2,680,775
Series 2015A 5.00%, 7/01/35(a)	10,000	11,134,700
Series 2018A 5.00%, 1/01/42	5,000	5,611,750
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) AGM Series 2005A 3.986% (CPI + 1.67%), 6/01/20(b)	2,000	2,042,280
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31	1,000	1,126,550
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 7/01/28-7/01/29	1,670	1,744,840
Massachusetts Development Finance Agency Series 2010 5.00%, 7/01/28 (Pre-refunded/ETM)	2,500	2,618,075
Series 2011 5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,513,450
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,459,830
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,225,453
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,389,750
Series 2017T 5.00%, 7/01/37	1,000	1,134,350
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 7/01/44	3,755	3,960,061

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2010O-2 5.00%, 10/01/28	$3,500	$3,586,275
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) Series 2017 5.00%, 4/01/34-4/01/35	3,780	4,326,545
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The)) Series 2014P 5.00%, 10/01/34	1,055	1,170,850
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 1/01/34-1/01/36	2,435	2,625,916
5.25%, 1/01/42	1,000	1,076,920
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/31-10/01/34	4,100	4,435,391
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,419,850
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/37	1,150	1,210,053
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 7/01/39	2,055	2,252,773
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,029,050
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,175,623
5.25%, 7/01/42	1,330	1,384,823
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/47(c)	2,000	2,022,620

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/34-10/01/35	$3,980	$4,405,927
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 7/01/36	2,000	1,970,640
5.00%, 7/01/41	2,500	2,654,700
Massachusetts Development Finance Agency (Suffolk University) Series 2009A 6.00%, 7/01/24	715	729,929
Series 2017 5.00%, 7/01/33	1,250	1,374,225
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2010 5.00%, 10/01/30	5,000	5,260,900
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	1,500	1,627,965
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	1,460	1,559,689
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,443,124
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 6/01/48	3,000	3,358,200
Massachusetts Health & Educational Facilities Authority Series 2010C 5.375%, 7/01/35 (Pre-refunded/ETM)(d)	1,005	1,055,873
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	210	210,519
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,366,766

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Winchester Hospital Obligated Group) Series 2010 5.25%, 7/01/38	$2,500	$2,607,225
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	2,869,817
Series 2012B 5.00%, 7/01/32	1,430	1,558,157
Massachusetts School Building Authority Series 2015B 5.00%, 1/15/30 (Pre-refunded/ETM)	3,770	4,345,038
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2011B 5.00%, 10/15/32	3,720	3,984,976
Series 2013A 5.00%, 5/15/32	2,500	2,752,625
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,604,523
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,148,060
Series 2016C 5.00%, 8/01/33	8,500	9,723,915
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	6,399,600
University of Massachusetts Building Authority (University of Massachusetts Boston) Series 20141 5.00%, 11/01/44	2,000	2,196,860
Series 20173 5.00%, 11/01/34	2,500	2,877,700

		168,445,506

Arizona – 2.4%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,301,786
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	750,103

		5,051,889

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.2%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	$360	$361,001

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	1,000	1,050,600

Connecticut – 0.5%
State of Connecticut Series 2015F 5.00%, 11/15/32	1,000	1,088,050

Florida – 1.6%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(c)(d)	100	101,345
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/27	3,000	3,311,070

		3,412,415

Guam – 1.6%
Guam Government Waterworks Authority Series 2017 5.00%, 7/01/40	1,525	1,599,085
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	1,770	1,870,447

		3,469,532

Illinois – 1.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	650	665,405
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015 5.00%, 5/15/37	1,050	1,060,920

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24(d)	$360	$352,724

		2,079,049

Michigan – 0.8%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,605	1,678,525

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	1,170	1,293,283

New York – 2.6%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,505,300

North Carolina – 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(d)	1,000	1,014,080
North Carolina Turnpike Authority Series 2017 5.00%, 1/01/32	1,000	1,107,660

		2,121,740

Ohio – 0.8%
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2016 5.00%, 1/01/36	1,100	1,128,952
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(d)	600	582,000

		1,710,952

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 1.1%
City of Philadelphia PA AGM Series 2017A 5.00%, 8/01/33	$1,000	$1,107,230
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	1,140	1,216,882

		2,324,112

Puerto Rico – 0.9%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	235	257,875
NATL Series 2005L 5.25%, 7/01/35	100	103,091
NATL Series 2007N 5.25%, 7/01/32	100	104,341
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	695	721,862
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	640	623,200

		1,810,369

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(c)(d)	310	300,340

Texas – 1.6%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(c)	540	546,869
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34	1,000	1,098,480

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$1,090	$1,157,820
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	567,747

		3,370,916

Wisconsin – 0.9%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(c)	750	769,365
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B
5.00%, 12/01/25(c)	1,000	1,090,990

		1,860,355

Total Municipal Obligations (cost $203,213,952)		206,933,934

	Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.13%(e)(f)(g) (cost $1,206,034)	1,206,034	1,206,034

Total Investments – 98.7% (cost $204,419,986)		208,139,968
Other assets less liabilities – 1.3%		2,694,762

Net Assets – 100.0%		$210,834,730

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,080	6/01/23	3 Month LIBOR	3.121%	Quarterly/ Semi- Annual	$24,400	$—	$24,400
USD	10,900	4/03/34	3 Month LIBOR	3.276%	Quarterly/ Semi- Annual	139,190	—	139,190
USD	35,600	4/01/39	3.022%	3 Month LIBOR	Semi-Annual/ Quarterly	915,162	—	915,162
USD	22,500	4/01/44	3 Month LIBOR	3.081%	Quarterly/ Semi- Annual	(440,340)	—	(440,340)

						$638,412	$—	$638,412

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,053	8/31/20	2.235%	CPI	#	Maturity	$(57,965)
Barclays Bank PLC	USD	6,053	9/04/20	2.248%	CPI	#	Maturity	(57,882)
Barclays Bank PLC	USD	6,825	9/20/20	2.263%	CPI	#	Maturity	(64,251)
Barclays Bank PLC	USD	6,449	10/15/20	2.208%	CPI	#	Maturity	(49,996)
Barclays Bank PLC	USD	3,495	10/15/20	2.210%	CPI	#	Maturity	(27,265)
Citibank, NA	USD	4,690	10/17/20	2.220%	CPI	#	Maturity	(36,886)
JPMorgan Chase Bank, NA	USD	6,204	8/30/20	2.210%	CPI	#	Maturity	(56,067)

								$(350,312)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2018.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $4,831,529 or 2.3% of net assets.

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 96.6%
Minnesota – 96.6%
Anoka-Hennepin Independent School District No. 11 COP Series 2014A 5.00%, 2/01/34	$1,695	$1,871,026
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/32	2,200	2,340,118
City of Bethel MN (Lodge at Stillwater LLC (The)) Series 2018 5.25%, 6/01/58(a)	350	358,498
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/29-11/01/44	800	855,579
City of Duluth MN Series 2016A 5.00%, 2/01/34	1,000	1,127,810
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 5/01/31	1,000	1,118,460
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/33	1,000	1,109,260
Series 2018A 5.00%, 11/15/36	2,000	2,215,580
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,077,490
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/28	1,355	1,572,369
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Children’s Health Care Obligated Group) Series 2010A 5.25%, 8/15/25-8/15/35	1,500	1,573,045

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/48	$1,000	$1,007,040
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	95	98,886
City of St. Louis Park MN Series 2009 5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,173,276
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	2,900	3,244,550
Cloquet Independent School District No. 94 Series 2015B 5.00%, 2/01/31	2,200	2,496,186
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 2/15/48	1,000	1,065,950
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2009 5.25%, 11/15/28	590	608,432
Series 2009A-2 5.25%, 11/15/28 (Pre-refunded/ETM)(a)	610	628,794
Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)(a)	600	696,354
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 7/01/32	1,000	1,111,510
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	420	458,531
Minneapolis Special School District No. 1 Series 2016 5.00%, 2/01/31	3,000	3,473,970
Minneapolis-St. Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	1,250	1,286,500

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2012B 5.00%, 1/01/29	$1,250	$1,343,962
Minnesota Agricultural & Economic Development Board (Essentia Health) AGC Series 2008C-1 5.50%, 2/15/25	1,000	1,038,660
Minnesota Higher Education Facilities Authority Series 2009 7-A 5.00%, 10/01/29 (Pre-refunded/ETM)	500	512,655
Series 2012S 5.00%, 10/01/32 (Pre-refunded/ETM)	1,400	1,537,606
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2010H 5.125%, 12/01/30	1,000	1,025,250
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/36	500	530,865
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/45	1,100	1,183,952
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20107 5.00%, 10/01/20	255	261,095
Series 20158 5.00%, 12/01/32	1,000	1,129,290
Minnesota Higher Education Facilities Authority (University of St. Thomas) Series 2017A 4.00%, 10/01/34	800	828,592
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	837,855
New Prague Independent School District No. 721 Series 2015A 4.00%, 2/01/32	1,000	1,047,380
Northern Municipal Power Agency Series 2017 5.00%, 1/01/33-1/01/41	1,150	1,268,511

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 1/01/47	$2,000	$2,229,060
St. Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,502,824
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,096,140
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40	2,500	2,726,575

Total Municipal Obligations (cost $53,650,646)		54,669,486

	Shares
SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.13%(b)(c)(d) (cost $1,255,788)	1,255,788	1,255,788

Total Investments – 98.8% (cost $54,906,434)		55,925,274
Other assets less liabilities – 1.2%		657,743

Net Assets – 100.0%		$56,583,017

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,260	6/01/23	3 Month LIBOR	3.121%	Quarterly/Semi-Annual	$13,083	$—	$13,083
USD	3,260	6/01/23	3.121%	3 Month LIBOR	Semi-Annual/Quarterly	(13,143)	(17,187)	4,044
USD	20,170	11/12/39	3 Month LIBOR	3.320%	Quarterly/Semi-Annual	436,660	—	436,660

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	390	11/12/39	3 Month LIBOR	3.342%	Quarterly/Semi-Annual	$9,716	$—	$9,716
USD	15,870	11/01/49	3.137%	3 Month LIBOR	Semi-Annual/ Quarterly	60,116	—	60,116

						$506,432	$(17,187)	$523,619

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,670	8/31/20	2.235%	CPI#	Maturity	$(15,992)
Barclays Bank PLC	USD	1,669	9/04/20	2.248%	CPI#	Maturity	(15,960)
Barclays Bank PLC	USD	1,799	9/20/20	2.263%	CPI#	Maturity	(16,936)
Barclays Bank PLC	USD	1,743	10/15/20	2.208%	CPI#	Maturity	(13,513)
Barclays Bank PLC	USD	921	10/15/20	2.210%	CPI#	Maturity	(7,185)
Citibank, NA	USD	1,270	10/17/20	2.220%	CPI#	Maturity	(9,988)
JPMorgan Chase Bank, NA	USD	1,711	8/30/20	2.210%	CPI#	Maturity	(15,463)

							$(95,037)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.8%
Long-Term Municipal Bonds – 96.8%
New Jersey – 72.5%
City of Jersey City NJ Series 2017A 5.00%, 11/01/31-11/01/37	$1,500	$1,701,765
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/36	3,500	3,905,055
Landis Sewage Authority NATL Series 1993 5.693%, 9/19/19(a)	300	307,758
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/26	3,320	3,622,220
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016A 5.00%, 6/01/41(b)	1,000	1,011,200
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	4,000	4,217,880
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,139,020
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 7/15/32	1,000	1,067,710
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,076,880
5.50%, 1/01/27	1,000	1,104,950
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/47	2,000	2,095,800

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 6/01/32	$1,765	$2,015,048
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	1,165	1,254,845
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 7/01/34	2,500	2,768,875
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 7/01/31 (Pre-refunded/ETM)(b)	1,800	2,032,736
AGC Series 2004A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,360,303
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	45	45,123
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,950	2,200,243
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	2,100	2,178,099
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,835	2,035,731
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 7/01/44	2,000	2,147,000
Series 2016A 5.00%, 7/01/33	1,000	1,125,270

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	$2,750	$3,045,917
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 6/15/41	1,250	1,318,287
Series 2018A 5.00%, 12/15/35	1,750	1,858,710
New Jersey Turnpike Authority Series 2013A 5.00%, 1/01/43	1,935	2,078,151
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,659,569
Rutgers The State University of New Jersey Series 2013L 5.00%, 5/01/30	4,500	4,957,290
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 6/01/46	1,540	1,541,956
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	1,940	1,944,986
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,560	4,919,100

		70,737,477

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(c)(d)	100	103,524

California – 0.4%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	400	401,112

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(b)(d)	$100	$101,345

Guam – 1.6%
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	805	850,577
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/46	720	756,065

		1,606,642

Idaho – 2.9%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	2,600	2,846,714

Illinois – 2.5%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	305	312,229
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 1/01/34	1,000	1,091,610
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2015B 5.00%, 12/15/45	1,000	1,031,050

		2,434,889

Nevada – 1.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(b)(d)	500	53,635
Clark County School District Series 2017C 5.00%, 6/15/35	1,000	1,112,060

		1,165,695

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 8.7%
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	$4,250	$4,575,550
Series 2014 5.00%, 9/01/31	1,100	1,206,073
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	2,610	2,707,222

		8,488,845

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2018 5.00%, 9/15/28(b)(d)	265	252,124

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(b)	280	271,600

Pennsylvania – 2.7%
Delaware River Port Authority Series 2010D 5.00%, 1/01/28-1/01/29	2,530	2,612,478

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority NATL Series 2007V 5.25%, 7/01/29	135	141,811
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	145	159,114
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	300	292,125

		593,050

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	570	606,252

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(b)(d)	$145	$140,482
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(b)(d)	260	253,760

		394,242

Texas – 1.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(d)	245	248,116
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 8/15/34	1,000	1,098,370

		1,346,486

Washington – 0.2%
Kalispel Tribe of Indians Series 2018B 5.25%, 1/01/38(b)(c)(d)	210	217,190

Wisconsin – 0.3%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.25%, 1/01/38(b)(d)	265	270,069

Total Investments – 96.8% (cost $91,001,842)		94,449,734
Other assets less liabilities – 3.2%		3,102,361

Net Assets – 100.0%		$97,552,095

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,400	7/01/20	3 Month LIBOR	3.060%	Quarterly/ Semi-Annual	$667	$—	$667
USD	1,000	6/01/28	3 Month LIBOR	3.212%	Quarterly/ Semi-Annual	10,025	—	10,025

						$10,692	$—	$10,692

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,873	8/31/20	2.235%	CPI#	Maturity	$(27,512)
Barclays Bank PLC	USD	2,873	9/04/20	2.248%	CPI#	Maturity	(27,473)
Barclays Bank PLC	USD	3,062	9/20/20	2.263%	CPI#	Maturity	(28,826)
Barclays Bank PLC	USD	2,721	10/15/20	2.208%	CPI#	Maturity	(21,095)
Barclays Bank PLC	USD	1,568	10/15/20	2.210%	CPI#	Maturity	(12,232)
Citibank, NA	USD	1,980	10/17/20	2.220%	CPI#	Maturity	(15,572)
JPMorgan Chase Bank, NA	USD	2,944	8/30/20	2.210%	CPI#	Maturity	(26,606)

							$(159,316)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Inverse floater security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	When-Issued or delayed delivery security.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $1,640,245 or 1.7% of net assets.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 23.0% and 10.6%, respectively.

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Ohio – 83.4%
American Municipal Power, Inc. Series 2016A 5.00%, 2/15/34	$2,000	$2,198,660
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	1,000	946,330
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	3,500	3,795,715
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/37	1,700	1,836,714
City of Cleveland OH Series 2012 5.00%, 12/01/28	2,215	2,435,614
City of Columbus OH Series 2014A 4.00%, 2/15/28	3,510	3,752,646
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/35	1,100	1,239,282
Cleveland Municipal School District Series 2015A 5.00%, 12/01/33	3,000	3,274,110
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,208,620
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/42	1,650	1,791,883
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.25%, 12/01/25	1,200	1,272,624
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/37	1,400	1,465,660

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	$770	$771,386
5.80%, 5/20/44	1,150	1,151,380
County of Franklin/OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47(a)	865	842,769
County of Franklin/OH (Trinity Health Corp Obligated Group) Series 2017 5.00%, 12/01/47	1,150	1,258,744
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	4,798,568
County of Hamilton/OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,651,260
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)(b)	450	439,200
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 2/15/33	1,000	1,096,160
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 1/15/40(a)	575	588,099
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	1,300	1,461,330
Gallia County Local School District Series 2014 5.00%, 11/01/29	2,000	2,233,400
Kent State University Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,319,080
Miami University/Oxford OH Series 2011 5.00%, 9/01/31	1,000	1,064,990

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/43 (Pre-refunded/ETM)	$1,000	$1,117,100
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29(a)	385	373,450
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33(a)	105	101,850
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 1/15/48(a)(b)	700	700,490
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	635,513
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 7/01/34-7/01/42	3,365	3,717,206
Ohio Higher Educational Facility Commission (University of Dayton) Series 2011A 5.375%, 12/01/30	750	794,805
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,389,818
Princeton City School District Series 2014 5.00%, 12/01/39	750	832,568
Summit County Development Finance Authority Series 2012 5.00%, 12/01/25	3,760	4,132,992
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,412,773
University of Akron (The) Series 2014A 5.00%, 1/01/32	4,080	4,502,239

		70,605,028

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(b)(c)	$100	$103,524

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	220	227,106
State of California Series 2004 5.25%, 4/01/29	5	5,013

		232,119

Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 7/01/37	415	445,681

Florida – 3.1%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,084,660
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(b)	100	101,345
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,300	1,412,372

		2,598,377

Guam – 1.6%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	615	638,198
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/38	690	732,544

		1,370,742

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 1.6%
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/32	$1,250	$1,357,025

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 6/01/40	350	340,592

New York – 0.9%
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	110	118,183
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	635	673,068

		791,251

North Carolina – 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	375	386,235

Puerto Rico – 0.5%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	130	142,654
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	255	248,306

		390,960

Tennessee – 0.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(b)	125	121,105

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Belmont University) Series 2012 5.00%, 11/01/29	$630	$673,086

		794,191

Texas – 5.5%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,091,270
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	1,025	1,129,160
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 7/15/28	215	240,011
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(b)	215	217,735
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 1/01/34	700	770,966
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	740	786,043
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	370	385,444

		4,620,629

Total Investments – 99.2% (cost $82,368,245)		84,036,354
Other assets less liabilities – 0.8%		642,554

Net Assets – 100.0%		$84,678,908

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,433	8/31/20	2.235%	CPI	#	Maturity	$(23,299)
Barclays Bank PLC	USD	2,433	9/04/20	2.248%	CPI	#	Maturity	(23,266)
Barclays Bank PLC	USD	2,685	9/20/20	2.263%	CPI	#	Maturity	(25,277)
Barclays Bank PLC	USD	2,541	10/15/20	2.208%	CPI	#	Maturity	(19,699)
Barclays Bank PLC	USD	1,375	10/15/20	2.210%	CPI	#	Maturity	(10,726)
Citibank, NA	USD	1,850	10/17/20	2.220%	CPI	#	Maturity	(14,550)
JPMorgan Chase Bank, NA	USD	2,494	8/30/20	2.210%	CPI	#	Maturity	(22,539)

								$(139,356)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $1,910,505 or 2.3% of net assets.

(c)	When-Issued or delayed delivery security.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

See notes to financial statements.

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Pennsylvania – 90.5%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,138,494
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 4/01/36	1,600	1,742,064
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) Series 2006 5.00%, 9/01/21	315	315,570
Altoona Area School District BAM Series 2018 5.00%, 12/01/39	2,000	2,171,720
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 1/01/35(a)	415	402,550
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,716,897
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 5/15/43	500	521,680
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,362,277
AGM Series 2015A 5.00%, 12/01/37	780	868,132
Carlisle Area School District Series 2011 5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,184,720
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/42	1,000	1,093,470
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/43	650	628,283

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 3/01/38(a)(b)	$525	$521,115
City of Philadelphia PA Series 2014A 5.25%, 7/15/31	2,500	2,759,775
Series 2017 5.00%, 8/01/31	1,000	1,118,290
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/36	1,700	1,907,179
Series 2018A 5.00%, 10/01/48	1,000	1,099,300
Commonwealth Financing Authority State Lease Series 2018 5.00%, 6/01/31	2,500	2,798,500
Commonwealth of Pennsylvania Series 2013 5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,013,102
Commonwealth of Pennsylvania COP Series 2018A 5.00%, 7/01/34-7/01/36	2,200	2,426,234
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46(a)	635	670,395
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45(a)	300	306,918
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 6/01/32	1,625	1,725,392
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,314,964
Delaware River Port Authority Series 2010D 5.00%, 1/01/29	4,470	4,615,722

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 7/01/33	$660	$703,580
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group) Series 2017 5.00%, 12/01/37	1,100	1,160,280
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)(a)	735	773,874
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 5.75%, 7/01/35(a)	765	793,749
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,200,420
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/32	2,000	2,123,660
Pennsylvania Turnpike Commission Series 2010B-2 5.00%, 12/01/30 (Pre-refunded/ETM)(a)	1,245	1,316,008
5.00%, 12/01/30 (Pre-refunded/ETM)	940	994,605
Series 2017A 5.00%, 12/01/37	1,250	1,377,350
Series 2017B 5.00%, 6/01/36	1,000	1,076,620
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/38-12/01/43	2,000	2,201,510
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/37	675	682,479

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(a)	$400	$404,968
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(a)(c)(d)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 4/01/29	1,000	1,118,770
Philadelphia Gas Works Co. Series 2010-9 5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,097,680
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,844,573
School District of Philadelphia (The) Series 2011E 5.25%, 9/01/23	1,500	1,566,675
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/33-12/01/35	1,800	1,977,603
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	1,075	1,118,355
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29-12/01/33	2,000	2,246,920
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 1/01/35-1/01/38	2,000	2,135,210
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	2,000	2,198,520
Wilkes-Barre Finance Authority Series 2010 5.00%, 11/01/30 (Pre-refunded/ETM)	1,500	1,582,365

		75,122,017

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

	Principal Amount (000)	U.S. $ Value

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(b)(e)	$100	$103,524

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47(a)	320	306,294

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	215	225,879

Florida – 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(b)	100	101,345

Guam – 1.6%
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	645	681,516
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 1/01/42	620	637,887

		1,319,403

Kentucky – 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/41	315	326,671

New Jersey – 0.5%
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 6/01/46	425	425,540

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

	Principal Amount (000)	U.S. $ Value

New York – 2.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	$1,735	$1,893,475

Puerto Rico – 0.7%
Puerto Rico Highway & Transportation Authority NATL Series 2005L 5.25%, 7/01/35	100	103,091
NATL Series 2007N 5.25%, 7/01/32-7/01/33	215	223,977
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	250	243,437

		570,505

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	470	499,892

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(b)	120	116,261

Texas – 1.6%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,200	1,309,524

Total Investments – 99.2% (cost $80,847,416)		82,320,330
Other assets less liabilities – 0.8%		627,277

Net Assets – 100.0%		$82,947,607

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO (continued)

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,387	8/31/20	2.235%	CPI	#	Maturity	$(22,858)
Barclays Bank PLC	USD	2,387	9/04/20	2.248%	CPI	#	Maturity	(22,826)
Barclays Bank PLC	USD	2,612	9/20/20	2.263%	CPI	#	Maturity	(24,589)
Barclays Bank PLC	USD	1,338	10/15/20	2.210%	CPI	#	Maturity	(10,438)
Barclays Bank PLC	USD	2,507	10/15/20	2.208%	CPI	#	Maturity	(19,436)
Citibank, NA	USD	1,820	10/17/20	2.220%	CPI	#	Maturity	(14,314)
JPMorgan Chase Bank, NA	USD	2,446	8/30/20	2.210%	CPI	#	Maturity	(22,105)

								$(136,566)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $842,245 or 1.0% of net assets.

(c)	Defaulted.

(d)	Illiquid security.

(e)	When-Issued or delayed delivery security.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.2% and 1.7%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.7%
Long-Term Municipal Bonds – 99.7%
Virginia – 75.3%
Arlington County Industrial Development Authority (AHC LP-3/VA) Series 2001 5.15%, 11/01/31	$1,210	$1,213,606
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)(b)	585	592,359
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	4,000	4,305,080
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43(a)	1,600	1,618,288
City of Hampton VA Series 2010A 5.00%, 1/15/21	1,750	1,756,283
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,246,960
City of Richmond VA Series 2016 5.00%, 1/15/34	5,000	5,649,950
City of Richmond VA (City of Richmond VA Public Utility Revenue) Series 2013A 5.00%, 1/15/29	1,970	2,175,451
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 1/15/30	4,000	4,598,920
City of Suffolk VA Series 2010 5.00%, 8/01/22	1,870	1,960,863
Series 2010A 5.00%, 8/01/22 (Pre-refunded/ETM)(a)	210	220,116
Series 2011 5.00%, 2/01/26 (Pre-refunded/ETM)(a)	4,110	4,362,806
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,010,506
County of Henrico VA Series 2010 5.00%, 7/15/24	6,600	6,908,418

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Culpeper County Economic Development Authority Series 2014 4.00%, 6/01/29	$2,955	$3,117,436
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26(a)	1,000	984,640
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A
5.00%, 10/01/34	1,000	1,122,410
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2016 4.00%, 4/01/35	2,000	2,083,860
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/36-10/01/42	3,200	3,343,608
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2012 5.00%, 5/15/35	1,800	1,946,394
Series 2014A 5.00%, 5/15/44	2,000	2,165,800
Series 2018A 4.00%, 5/15/48	1,500	1,503,480
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,637,170
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/33	3,550	4,098,581
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 7/01/35	4,000	4,610,320
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42(a)	2,000	2,016,180

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/30	$2,000	$2,157,020
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/37(a)	765	789,029
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 1/01/31	1,500	1,498,530
Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	3,820	3,939,413
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 1/01/47	1,750	1,909,460
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36(a)	250	266,350
Newport News Redevelopment & Housing Authority (Walker-Newport News LP) Series 2002A 5.55%, 9/20/34	1,880	1,882,500
5.65%, 3/20/44	1,660	1,661,494
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/29	2,200	2,376,110
Peninsula Town Center Community Development Authority Series 2018 5.00%, 9/01/37(a)(b)	510	527,855
Prince William County Industrial Development Authority Series 2011 5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,085,737
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(b)	1,000	1,000,600

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/35	$1,750	$1,985,043
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	3,000	3,115,740
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 9/01/33-9/01/43	3,660	3,961,186
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 9/01/31(a)	1,000	1,033,630
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	2,400	2,274,840
Town of Leesburg VA Series 2011A 5.00%, 1/15/24 (Pre-refunded/ETM)(a)	395	418,807
5.00%, 1/15/24	1,645	1,744,523
Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	5,000	5,196,200
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(b)	1,615	1,688,515
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,002,180
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,073,610
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 7/01/46	2,000	2,206,980

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Port Authority Series 2016B 5.00%, 7/01/35-7/01/36	$6,160	$6,783,139
Virginia Resources Authority Series 2011B 5.00%, 11/01/26 (Pre-refunded/ETM)(a)	2,260	2,448,597
5.00%, 11/01/26	2,740	2,979,613
Series 2016C 4.00%, 11/01/34	2,000	2,102,580
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/25	4,000	4,510,240
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 1/01/48(b)	1,000	1,012,590
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	2,500	2,647,475
5.50%, 1/01/42	1,000	1,057,860
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	4,125	4,663,807
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/52	3,350	3,489,695
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 1/01/34-1/01/35	3,500	3,857,650

		154,598,083

Arizona – 2.5%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,174,796
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(b)(c)	200	207,048

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	$705	$801,247

		5,183,091

California – 0.3%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	660	661,835

District of Columbia – 8.3%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/30	1,000	1,075,990
Series 2016A 5.00%, 10/01/35	1,200	1,327,992
Series 2018A 5.00%, 10/01/36	3,000	3,366,120
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44	4,300	5,275,971
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 7/01/31-7/01/32	5,095	5,890,942

		16,937,015

Florida – 0.8%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(b)	100	101,345
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	417,352
5.25%, 10/01/30	1,000	1,044,230

		1,562,927

Guam – 0.9%
Guam Power Authority Series 2017A 5.00%, 10/01/36	1,630	1,737,710

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 1.1%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2015B 5.00%, 12/15/45	$2,200	$2,268,310

Michigan – 0.8%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,575	1,647,151

Minnesota – 0.6%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,000	1,123,380

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)(b)	500	53,635

New York – 1.2%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	1,010	1,097,799
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	185	198,762
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	1,090	1,155,346

		2,451,907

North Carolina – 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(a)	1,000	1,014,080

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	$600	$582,000

Puerto Rico – 1.3%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	225	246,902
NATL Series 2005L 5.25%, 7/01/35	100	103,091
NATL Series 2007N 5.25%, 7/01/32	100	104,341
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,641,067
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	615	598,856

		2,694,257

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/49	205	212,968

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(b)	295	285,808

Texas – 2.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(b)	520	526,614

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 1/01/34	$1,300	$1,431,794
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/36	1,150	1,153,312
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,110	1,179,064
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	578,166
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	1,000	1,137,520

		6,006,470

Washington – 0.5%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 1/01/44	650	679,887
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	400	419,428

		1,099,315

Wisconsin – 2.2%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)(a)	2,700	2,968,974
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24(b)	1,000	1,072,530

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)(b)	$525	$532,623

		4,574,127

Total Investments – 99.7% (cost $201,148,049)		204,694,069
Other assets less liabilities – 0.3%		537,992

Net Assets – 100.0%		$205,232,061

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,775	8/31/20	2.235%	CPI#	Maturity	$(55,302)
Barclays Bank PLC	USD	5,776	9/04/20	2.248%	CPI#	Maturity	(55,233)
Barclays Bank PLC	USD	6,633	9/20/20	2.263%	CPI#	Maturity	(62,443)
Barclays Bank PLC	USD	6,159	10/15/20	2.208%	CPI#	Maturity	(47,748)
Barclays Bank PLC	USD	3,397	10/15/20	2.210%	CPI#	Maturity	(26,501)
Citibank, NA	USD	4,480	10/17/20	2.220%	CPI#	Maturity	(35,234)
JPMorgan Chase Bank, NA	USD	5,919	8/30/20	2.210%	CPI#	Maturity	(53,492)

							$(335,953)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $7,601,522 or 3.7% of net assets.

(c)	When-Issued or delayed delivery security.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

EDA – Economic Development Agency

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

90 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2018 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $109,917,559 and $203,213,952, respectively)	$111,655,844		$206,933,934
Affiliated issuers (cost $556,773 and $1,206,034, respectively)	556,773		1,206,034
Cash collateral due from broker	– 0	–	90,729
Interest receivable	1,961,747		3,182,112
Receivable for shares of beneficial interest sold	177,691		327,668
Affiliated dividends receivable	615		909
Receivable for variation margin on centrally cleared swaps	– 0	–	8,614

Total assets	114,352,670		211,750,000

Liabilities
Payable for investment securities purchased	857,373		– 0	–
Payable for shares of beneficial interest redeemed	609,322		187,361
Unrealized depreciation on inflation swaps	189,438		350,312
Custody fee payable	44,552		53,705
Distribution fee payable	34,136		57,043
Dividends payable	28,183		138,268
Advisory fee payable	23,560		61,383
Administrative fee payable	13,623		14,508
Transfer Agent fee payable	1,758		4,146
Trustees’ fees payable	227		227
Accrued expenses	38,209		48,317

Total liabilities	1,840,381		915,270

Net Assets	$112,512,289		$210,834,730

Composition of Net Assets
Shares of beneficial interest, at par	$103,913		$193,724
Additional paid-in capital	111,756,163		206,710,985
Distributable earnings	652,213		3,930,021

	$112,512,289		$210,834,730

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$98,679,893	9,112,140	$10.83	*

Class B	$5,975	552.60	$10.81

Class C	$13,826,421	1,278,645	$10.81

AB Massachusetts Portfolio

Class A	$129,023,250	11,850,279	$10.89	*

Class B	$60,798	5,593	$10.87

Class C	$32,156,583	2,958,752	$10.87

Advisor Class	$49,594,099	4,557,817	$10.88

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.16 and $11.23, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $53,650,646 and $91,001,842, respectively)	$54,669,486		$94,449,734
Affiliated issuers (cost $1,255,788 and $0, respectively)	1,255,788		– 0	–
Cash collateral due from broker	202,250		62,770
Interest receivable	742,846		1,466,056
Receivable for shares of beneficial interest sold	3,506		2,024,706
Affiliated dividends receivable	268		– 0	–
Receivable for investment securities sold	– 0	–	565,000
Receivable for variation margin on centrally cleared swaps	– 0	–	724

Total assets	56,874,144		98,568,990

Liabilities
Due to custodian	– 0	–	323,955
Unrealized depreciation on inflation swaps	95,037		159,316
Payable for shares of beneficial interest redeemed	39,027		223,239
Audit and tax fee payable	22,279		22,279
Payable for variation margin on centrally cleared swaps	18,059		– 0	–
Dividends payable	17,431		54,297
Distribution fee payable	16,835		28,476
Administrative fee payable	12,944		15,649
Transfer Agent fee payable	1,587		1,933
Advisory fee payable	1,439		18,011
Trustees’ fees payable	226		227
Payable for investment securities purchased	– 0	–	103,298
Accrued expenses	66,263		66,215

Total liabilities	291,127		1,016,895

Net Assets	$56,583,017		$97,552,095

Composition of Net Assets
Shares of beneficial interest, at par	$56,797		$102,805
Additional paid-in capital	55,153,856		96,190,501
Distributable earnings	1,372,364		1,258,789

	$56,583,017		$97,552,095

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$49,800,368	4,999,511	$9.96	*

Class B	$30,652	3,075	$9.97

Class C	$6,751,997	677,091	$9.97

AB New Jersey Portfolio

Class A	$86,465,584	9,112,804	$9.49	*

Class B	$77,416	8,156	$9.49

Class C	$11,009,095	1,159,586	$9.49

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.27 and $9.78, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio	AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $82,368,245 and $80,847,416, respectively)	$84,036,354	$82,320,330
Interest receivable	1,473,754	1,312,629
Receivable for shares of beneficial interest sold	111,809	9,538
Affiliated dividends receivable	504	1,258

Total assets	85,622,421	83,643,755

Liabilities
Due to custodian	396,527	6,276
Unrealized depreciation on inflation swaps	139,356	136,566
Payable for shares of beneficial interest redeemed	127,363	284,307
Payable for investment securities purchased	103,298	103,298
Custody fee payable	42,111	41,827
Dividends payable	36,622	26,795
Distribution fee payable	25,063	23,055
Administrative fee payable	15,649	13,683
Advisory fee payable	11,265	14,053
Transfer Agent fee payable	1,578	1,993
Trustees’ fees payable	223	227
Accrued expenses	44,458	44,068

Total liabilities	943,513	696,148

Net Assets	$84,678,908	$82,947,607

Composition of Net Assets
Shares of beneficial interest, at par	$87,344	$81,507
Additional paid-in capital	87,334,361	81,974,822
Distributable earnings (accumulated loss)	(2,742,797)	891,278

	$84,678,908	$82,947,607

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$74,988,969	7,734,480	$9.70	*

Class B	$25,289	2,610	$9.69

Class C	$9,664,650	997,311	$9.69

AB Pennsylvania Portfolio

Class A	$75,586,267	7,427,627	$10.18	*

Class B	$32,051	3,149	$10.18

Class C	$7,329,289	719,955	$10.18

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.00 and $10.49, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $201,148,049, respectively)	$204,694,069
Cash collateral due from broker	328
Interest receivable	3,055,587
Receivable for shares of beneficial interest sold	181,076
Affiliated dividends receivable	684

Total assets	207,931,744

Liabilities
Due to custodian	889,206
Payable for shares of beneficial interest redeemed	906,949
Unrealized depreciation on inflation swaps	335,953
Payable for investment securities purchased	206,596
Dividends payable	121,617
Advisory fee payable	64,875
Distribution fee payable	56,342
Administrative fee payable	13,777
Transfer Agent fee payable	3,107
Trustees’ fees payable	227
Accrued expenses	101,034

Total liabilities	2,699,683

Net Assets	$205,232,061

Composition of Net Assets
Shares of beneficial interest, at par	$190,171
Additional paid-in capital	203,319,599
Distributable earnings	1,722,291

$205,232,061

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$132,628,330	12,285,612	$10.80	*

Class B	$53,101	4,927	$10.78

Class C	$30,771,927	2,858,080	$10.77

Advisor Class	$41,778,703	3,868,464	$10.80

*	The maximum offering price per share for Class A of AB Virginia Portfolio was $11.13, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2018 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,163,181		$4,141,954
Dividends – Affiliated issuers	23,054		9,054

Total income	2,186,235		4,151,008

Expenses
Advisory fee (see Note B)	267,317		503,291
Distribution fee – Class A	129,765		170,676
Distribution fee – Class B	33		312
Distribution fee – Class C	74,944		175,564
Transfer agency – Class A	19,679		25,131
Transfer agency – Class B	9		23
Transfer agency – Class C	2,917		6,805
Transfer agency – Advisor Class	– 0	–	9,555
Custodian	42,739		51,537
Administrative	35,550		36,503
Audit and tax	22,211		23,646
Legal	17,866		17,873
Trustees’ fees	12,651		12,651
Printing	6,727		10,275
Registration fees	5,137		6,653
Miscellaneous	6,711		13,137

Total expenses	644,256		1,063,632
Less: expenses waived and reimbursed by the Adviser (see Note B)	(124,248)		(131,099)

Net expenses	520,008		932,533

Net investment income	1,666,227		3,218,475

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(45,389)		168,331
Swaps	14		446
Net change in unrealized appreciation/depreciation of:
Investments	(1,414,210)		(3,772,674)
Swaps	(189,438)		(428,203)

Net loss on investment transactions	(1,649,023)		(4,032,100)

Net Increase (Decrease) in Net Assets from Operations	$17,204		$(813,625)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$1,134,334	$2,097,885
Dividends – Affiliated issuers	6,177	6,458

Total income	1,140,511	2,104,343

Expenses
Advisory fee (see Note B)	142,151	233,433
Distribution fee – Class A	69,525	113,700
Distribution fee – Class B	154	568
Distribution fee – Class C	37,639	63,372
Transfer agency – Class A	18,633	21,700
Transfer agency – Class B	19	47
Transfer agency – Class C	2,702	3,080
Custodian	39,947	41,905
Administrative	35,136	36,646
Audit and tax	23,646	23,646
Legal	17,865	17,865
Trustees’ fees	12,650	12,651
Printing	8,333	9,582
Registration fees	2,447	1,857
Miscellaneous	5,500	5,420

Total expenses	416,347	585,472
Less: expenses waived and reimbursed by the Adviser (see Note B)	(118,386)	(112,109)

Net expenses	297,961	473,363

Net investment income	842,550	1,630,980

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	395,757	434,993
Swaps	(416,806)	479
Net change in unrealized appreciation/depreciation of:
Investments	(1,322,288)	(1,780,779)
Swaps	402,596	(183,082)

Net loss on investment transactions	(940,741)	(1,528,389)

Net Increase (Decrease) in Net Assets from Operations	$(98,191)	$102,591

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,650,497	$1,696,915
Dividends – Affiliated issuers	2,838	7,673

Total income	1,653,335	1,704,588

Expenses
Advisory fee (see Note B)	201,129	196,758
Distribution fee – Class A	98,010	99,178
Distribution fee – Class B	129	168
Distribution fee – Class C	54,784	40,358
Transfer agency – Class A	20,546	22,461
Transfer agency – Class B	16	32
Transfer agency – Class C	2,958	2,353
Custodian	40,718	40,599
Administrative	36,646	37,464
Audit and tax	23,646	22,211
Legal	17,864	17,864
Trustees’ fees	12,647	12,651
Printing	9,513	9,230
Registration fees	1,427	1,892
Miscellaneous	6,170	4,335

Total expenses	526,203	507,554
Less: expenses waived and reimbursed by the Adviser (see Note B)	(125,950)	(106,202)

Net expenses	400,253	401,352

Net investment income	1,253,082	1,303,236

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	476,819	180,602
Swaps	5	– 0	–
Net change in unrealized appreciation/depreciation of:
Investments	(1,559,997)	(1,534,150)
Swaps	(139,356)	(136,566)

Net loss on investment transactions	(1,222,529)	(1,490,114)

Net Increase (Decrease) in Net Assets from Operations	$30,553	$(186,878)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,951,450
Dividends – Affiliated issuers	5,078

Total income	3,956,528

Expenses
Advisory fee (see Note B)	481,490
Distribution fee – Class A	172,751
Distribution fee – Class B	275
Distribution fee – Class C	167,848
Transfer agency – Class A	25,631
Transfer agency – Class B	28
Transfer agency – Class C	6,429
Transfer agency – Advisor Class	7,809
Custodian	50,504
Administrative	37,447
Audit and tax	23,167
Legal	17,872
Trustees’ fees	12,651
Printing	11,628
Registration fees	2,918
Miscellaneous	10,198

Total expenses	1,028,646
Less: expenses waived and reimbursed by the Adviser (see Note B)	(97,004)

Net expenses	931,642

Net investment income	3,024,886

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	512,639
Swaps	50
Net change in unrealized appreciation/depreciation of:
Investments	(3,857,646)
Swaps	(335,953)

Net loss on investment transactions	(3,680,910)

Net Decrease in Net Assets from Operations	$(656,024)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,666,227	$3,417,290
Net realized gain (loss) on investment transactions	(45,375)	226,585
Net change in unrealized appreciation/depreciation of investments	(1,603,648)	(2,223,743)

Net increase in net assets from operations	17,204	1,420,132
Distributions to Shareholders
Class A	(1,504,713)	(3,004,774)
Class B	(71)	(2,262)
Class C	(161,441)	(402,076)
Transactions in Shares of Beneficial Interest
Net decrease	(4,120,148)	(5,095,592)

Total decrease	(5,769,169)	(7,084,572)
Net Assets
Beginning of period	118,281,458	125,366,030

End of period	$112,512,289	$118,281,458

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,218,475	$6,821,974
Net realized gain on investment transactions	168,777	282,577
Net change in unrealized appreciation/depreciation of investments	(4,200,877)	(5,482,982)

Net increase (decrease) in net assets from operations	(813,625)	1,621,569
Distributions to Shareholders*
Class A	(2,004,462)	(4,667,002)
Class B	(684)	(1,905)
Class C	(384,894)	(955,065)
Advisor Class	(828,436)	(1,618,410)
Transactions in Shares of Beneficial Interest
Net decrease	(13,834,583)	(17,465,735)

Total decrease	(17,866,684)	(23,086,548)
Net Assets
Beginning of period	228,701,414	251,787,962

End of period	$210,834,730	$228,701,414

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$842,550	$2,018,368
Net realized gain (loss) on investment transactions	(21,049)	225,707
Net change in unrealized appreciation/depreciation of investments	(919,692)	(1,804,056)

Net increase (decrease) in net assets from operations	(98,191)	440,019
Distributions to Shareholders*
Class A	(768,597)	(1,866,933)
Class B	(310)	(621)
Class C	(75,681)	(205,642)
Transactions in Shares of Beneficial Interest
Net decrease	(11,664,952)	(7,811,828)

Total decrease	(12,607,731)	(9,445,005)
Net Assets
Beginning of period	69,190,748	78,635,753

End of period	$56,583,017	$69,190,748

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,630,980	$3,389,628
Net realized gain on investment transactions	435,472	843,740
Net change in unrealized appreciation/depreciation of investments	(1,963,861)	(2,574,569)

Net increase in net assets from operations	102,591	1,658,799
Distributions to Shareholders
Class A	(1,472,414)	(3,007,796)
Class B	(1,400)	(4,567)
Class C	(157,151)	(377,279)
Transactions in Shares of Beneficial Interest
Net decrease	(8,622,534)	(542,917)

Total decrease	(10,150,908)	(2,273,760)
Net Assets
Beginning of period	107,703,003	109,976,763

End of period	$97,552,095	$107,703,003

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,253,082	$2,559,550
Net realized gain on investment transactions	476,824	551,534
Net change in unrealized appreciation/depreciation of investments	(1,699,353)	(2,654,929)

Net increase in net assets from operations	30,553	456,155
Distributions to Shareholders
Class A	(1,135,339)	(2,280,176)
Class B	(277)	(528)
Class C	(117,467)	(259,209)
Transactions in Shares of Beneficial Interest
Net decrease	(5,858,505)	(3,299,860)

Total decrease	(7,081,035)	(5,383,618)
Net Assets
Beginning of period	91,759,943	97,143,561

End of period	$84,678,908	$91,759,943

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,303,236	$2,579,075
Net realized gain on investment transactions	180,602	949,508
Net change in unrealized appreciation/depreciation of investments	(1,670,716)	(2,571,613)

Net increase (decrease) in net assets from operations	(186,878)	956,970
Distributions to Shareholders
Class A	(1,210,164)	(2,357,900)
Class B	(384)	(1,024)
Class C	(92,690)	(221,493)
Transactions in Shares of Beneficial Interest
Net decrease	(4,949,303)	(3,908,101)

Total decrease	(6,439,419)	(5,531,548)
Net Assets
Beginning of period	89,387,026	94,918,574

End of period	$82,947,607	$89,387,026

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,024,886	$6,225,693
Net realized gain on investment transactions	512,689	1,427,877
Net change in unrealized appreciation/depreciation of investments	(4,193,599)	(5,530,672)

Net increase (decrease) in net assets from operations	(656,024)	2,122,898
Distributions to Shareholders
Class A	(2,000,428)	(4,288,994)
Class B	(592)	(1,618)
Class C	(361,386)	(860,696)
Advisor Class	(662,480)	(1,176,991)
Transactions in Shares of Beneficial Interest
Net decrease	(7,583,464)	(9,199,000)

Total decrease	(11,264,374)	(13,404,401)
Net Assets
Beginning of period	216,496,435	229,900,836

End of period	$205,232,061	$216,496,435

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class T shares have been authorized but currently are not offered. Advisor Class shares for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolio’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from

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those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2018:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$104,851,877		$6,803,967		$111,655,844
Short-Term Investments		556,773		– 0	–	– 0	–	556,773

Total Investments in Securities		556,773		104,851,877		6,803,967		112,212,617

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Investments in Securities:	Level 1			Level 2		Level 3		Total
Other Financial Instruments(a):
Assets	$	– 0	–	$ – 0	–	$ – 0	–	$ – 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(189,438)		– 0	–	(189,438)

Total(b)		$556,773		$104,662,439		$6,803,967		$112,023,179

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$203,527,572		$3,406,362		$206,933,934
Short-Term Investments		1,206,034		– 0	–	– 0	–	1,206,034

Total Investments in Securities		1,206,034		203,527,572		3,406,362		208,139,968
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,078,752		– 0	–	1,078,752	(c)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(440,340)		– 0	–	(440,340	)(c)
Inflation (CPI) Swaps		– 0	–	(350,312)		– 0	–	(350,312)

Total(d)		$1,206,034		$203,815,672		$3,406,362		$208,428,068

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$52,985,840		$1,683,646		$54,669,486
Short-Term Investments		1,255,788		– 0	–	– 0	–	1,255,788

Total Investments in Securities		1,255,788		52,985,840		1,683,646		55,925,274

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Investments in Securities:	Level 1			Level 2		Level 3		Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	$	– 0	–	$519,575		$ – 0	–	$519,575	(c)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(13,143)		– 0	–	(13,143	)(c)
Inflation (CPI) Swaps		– 0	–	(95,037)		– 0	–	(95,037)

Total(d)		$1,255,788		$53,397,235		$1,683,646		$56,336,669

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$89,845,593		$4,604,141		$94,449,734

Total Investments in Securities		– 0	–	89,845,593		4,604,141		94,449,734
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	10,692		– 0	–	10,692	(c)
Liabilities:
Inflation (CPI) Swaps		– 0	–	(159,316)		– 0	–	(159,316)

Total(b)	$	– 0	–	$89,696,969		$4,604,141		$94,301,110

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$80,263,628		$3,772,726		$84,036,354

Total Investments in Securities		– 0	–	80,263,628		3,772,726		84,036,354
Other Financial Instruments(a):
Assets:		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(139,356)		– 0	–	(139,356)

Total(b)	$	– 0	–	$80,124,272		$3,772,726		$83,896,998

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AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$76,603,353		$5,716,977		$82,320,330

Total Investments in Securities		– 0	–	76,603,353		5,716,977		82,320,330
Other Financial Instruments(a):
Assets:		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(136,566)		– 0	–	(136,566)

Total(b)	$	– 0	–	$76,466,787		$5,716,977		$82,183,764

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Virginia	$	– 0	–	$138,318,826		$16,279,257		$154,598,083
Florida		– 0	–	1,461,582		101,345		1,562,927
Nevada		– 0	–	– 0	–	53,635		53,635
New York		– 0	–	2,253,145		198,762		2,451,907
North Carolina		– 0	–	– 0	–	1,014,080		1,014,080
Ohio		– 0	–	– 0	–	582,000		582,000
Tennessee		– 0	–	– 0	–	285,808		285,808
Wisconsin		– 0	–	1,072,530		3,501,597		4,574,127
Other		– 0	–	39,571,502		– 0	–	39,571,502

Total Investments in Securities		– 0	–	182,677,585		22,016,484		204,694,069
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(335,953)		– 0	–	(335,953)

Total(b)	$	– 0	–	$182,341,632		$22,016,484		$204,358,116

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$6,695,749		$6,695,749
Accrued discounts/(premiums)	(1,167)		(1,167)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(144,890)		(144,890)
Purchases	254,275		254,275
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$6,803,967		$6,803,967

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(144,890)		$(144,890)

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$1,977,387		$1,977,387
Accrued discounts/(premiums)	237		237
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(10,041)		(10,041)
Purchases	389,850		389,850
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,048,929		1,048,929	(b)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$3,406,362		$3,406,362

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(10,041)		$(10,041)

AB Minnesota Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$639,475		$639,475
Accrued discounts/(premiums)	(376)		(376)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(12,699)		(12,699)
Purchases	350,998		350,998
Sales	– 0	–	– 0	–
Transfers in to Level 3	706,248		706,248	(c)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$1,683,646		$1,683,646

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(12,699)		$(12,699)

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AB New Jersey Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$7,229,273		$7,229,273
Accrued discounts/(premiums)	(7,865)		(7,865)
Realized gain (loss)	227,661		227,661
Change in unrealized appreciation/depreciation	(318,852)		(318,852)
Purchases	1,065,160		1,065,160
Sales	(3,591,236)		(3,591,236)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$4,604,141		$4,604,141

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(41,484)		$(41,484)

AB Ohio Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$3,362,306		$3,362,306
Accrued discounts/(premiums)	(817)		(817)
Realized gain (loss)	5,128		5,128
Change in unrealized appreciation/depreciation	(86,194)		(86,194)
Purchases	663,824		663,824
Sales	(171,521)		(171,521)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$3,772,726		$3,772,726

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(80,905)		$(80,905)

AB Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$4,859,378		$4,859,378
Accrued discounts/(premiums)	(154)		(154)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(64,294)		(64,294)
Purchases	1,052,047		1,052,047
Sales	(130,000)		(130,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$5,716,977		$5,716,977

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(63,949)		$(63,949)

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AB Virginia Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$22,746,204		$22,746,204
Accrued discounts/(premiums)	(79,088)		(79,088)
Realized gain (loss)	(85,777)		(85,777)
Change in unrealized appreciation/depreciation	(288,422)		(288,422)
Purchases	1,484,461		1,484,461
Sales	(1,760,894)		(1,760,894)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$22,016,484		$22,016,484

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(292,678)		$(292,678)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

(c)	An amount of $706,248 was transferred out of Level 2 into Level 3 as these securities were not rated by third party vendor during the reporting period.

As of November 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors,

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2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. During the six months ended November 30, 2018, the Portfolios did not engage in such transactions. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective

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class. Expenses of the Fund are charged proportionately to the portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated

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by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Portfolio’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Portfolio to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018 and December 11, 2018 adjourned shareholder meetings, shareholders approved the new and future investment advisory agreements for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio. With respect to the AB Massachusetts Portfolio and AB Ohio Portfolio, the shareholder meeting has been further adjourned until March 12, 2019.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class B	Class C	Advisor Class
AB Arizona	.78%	1.53%	1.53%	N/A
AB Massachusetts	.77%	1.52%	1.52%	.52%
AB Minnesota	.85%	1.60%	1.60%	N/A
AB New Jersey	.82%	1.57%	1.57%	N/A
AB Ohio	.80%	1.55%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	1.60%	N/A
AB Virginia	.80%	1.55%	1.55%	.55%

The Expense Caps will extend through September 29, 2018 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2018, such reimbursements/waivers

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amounted to $123,005, $130,356, $117,955, $111,499, $125,703, $105,507 and $96,487 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2018, the reimbursement for such services amounted to $35,550, $36,503, $35,136, $36,646, $36,646, $37,464 and $37,447 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

During the year ended May 31, 2017, the Adviser reimbursed the AB Ohio Portfolio $249 for trading losses incurred due to a trade entry error.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2018, such compensation retained by ABIS amounted to: $9,227, $13,709, $9,186, $9,128, $9,167, $9,222 and $13,278 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2018 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B			Class C
AB Arizona	$ – 0	–	$640		$	– 0	–	$385
AB Massachusetts	– 0	–	553			– 0	–	358
AB Minnesota	62		182			– 0	–	142
AB New Jersey	30		– 0	–		– 0	–	38
AB Ohio	3		– 0	–		– 0	–	32
AB Pennsylvania	– 0	–	129			9		367
AB Virginia	– 0	–	– 0	–		– 0	–	1,954

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The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2018 such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,243	Ohio	$247
Massachusetts	743	Pennsylvania	695
Minnesota	431	Virginia	517
New Jersey	610

A summary of the Portfolio’s transactions in Government Money Market Portfolio for the six months ended November 30, 2018 is as follows:

Portfolio	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/18 (000)		Dividend Income (000)
AB Arizona	$237	$15,966	$15,646	$557		$23
AB Massachusetts	863	16,424	16,081	1,206		9
AB Minnesota	720	9,043	8,507	1,256		6
AB New Jersey	113	6,019	6,132	– 0	–	6
AB Ohio	288	3,880	4,168	– 0	–	3
AB Pennsylvania	4,664	8,289	12,953	– 0	–	8
AB Virginia	279	12,457	12,736	– 0	–	5

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolio’s average daily net assets attributable to Class A shares and 1% of the Portfolio’s average daily net assets attributable to both Class B and Class C shares. Effective January 30, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of

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the Portfolio’s operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB Arizona	$3,375,421	$2,270,183
AB Massachusetts	3,327,515	4,121,931
AB Minnesota	2,638,703	2,876,133
AB New Jersey	5,234,440	3,829,089
AB Ohio	4,270,882	4,088,890
AB Pennsylvania	3,518,561	3,600,058
AB Virginia	3,534,240	3,489,282

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2018, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$9,317,493	$	– 0	–	$12,456,822	$	– 0	–
AB Massachusetts	10,732,372		– 0	–	24,752,076		– 0	–
AB Minnesota	8,220,492		– 0	–	20,954,247		– 0	–
AB New Jersey	4,748,013		– 0	–	15,697,456		– 0	–
AB Ohio	5,446,117		– 0	–	10,097,683		– 0	–
AB Pennsylvania	6,117,545		– 0	–	8,924,933		– 0	–
AB Virginia	8,894,129		– 0	–	14,790,445		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$2,561,534	$(1,012,687)	$1,548,847
AB Massachusetts	5,871,258	(1,863,176)	4,008,082
AB Minnesota	1,721,195	(273,773)	1,447,422
AB New Jersey	3,939,023	(639,755)	3,299,268
AB Ohio	2,224,705	(695,952)	1,528,753
AB Pennsylvania	2,246,466	(910,118)	1,336,348
AB Virginia	5,291,151	(2,081,084)	3,210,067

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1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enters into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another

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party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2018, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2018, the Portfolio held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended November 30, 2018, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$189,438

Total				$189,438

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$14	$(189,438)

Total		$14	$(189,438)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,078,752	*	Receivable/Payable for variation margin on centrally cleared swaps	$440,340	*

Interest rate contracts				Unrealized depreciation on inflation swaps	350,312

Total		$1,078,752			$790,652

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$446	$(428,203)

Total		$446	$(428,203)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$523,619	*

Interest rate contracts				Unrealized depreciation on inflation swaps	$95,037

Total		$523,619			$95,037

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(416,806)	$402,596

Total		$(416,806)	$402,596

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$10,692	*

Interest rate contracts				Unrealized depreciation on inflation swaps	$159,316

Total		$10,692			$159,316

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$479	$(183,082)

Total		$479	$(183,082)

AB Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$139,356

Total				$139,356

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$5	$(139,356)

Total		$5	$(139,356)

AB Pennsylvania Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$136,566

Total				$136,566

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives			Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$	– 0	–	$(136,566)

Total		$	– 0	–	$(136,566)

AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$335,953

Total				$335,953

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$50	$(335,953)

Total		$50	$(335,953)

The following tables represent the average monthly volume of the Portfolio’s derivative transactions during the six months ended November 30, 2018:

AB Arizona Portfolio
Inflation Swaps:
Average notional amount	$16,627,750	(a)

(a)	Positions were open for four months during the period.

AB Massachusetts Portfolio
Inflation Swaps:
Average notional amount	$30,745,750	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$75,080,000

(a)	Positions were open for four months during the period.

AB Minnesota Portfolio
Inflation Swaps:
Average notional amount	$8,366,250	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$21,287,143

(a)	Positions were open for four months during the period.

AB New Jersey Portfolio
Inflation Swaps:
Average notional amount	$14,121,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,400,000

(a)	Positions were open for four months during the period.

AB Ohio Portfolio
Inflation Swaps:
Average notional amount	$12,256,750	(a)

(a)	Positions were open for four months during the period.

AB Pennsylvania Portfolio
Inflation Swaps:
Average notional amount	$12,011,500	(a)

(a)	Positions were open for four months during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio
Inflation Swaps:
Average notional amount	$29,462,750	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$139,114	$	– 0	–	$	– 0	–	$	– 0	–	$139,114
Citibank, NA	19,977		– 0	–		– 0	–		– 0	–	19,977
JPMorgan Chase Bank, NA	30,347		– 0	–		– 0	–		– 0	–	30,347

Total	$189,438	$	– 0	–	$	– 0	–	$	– 0	–	$189,438	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Barclays Bank PLC	$257,359	$	– 0	–	$	– 0	–	$(257,359)		$	– 0	–
Citibank, NA	36,886		– 0	–		– 0	–	– 0	–		36,886
JPMorgan Chase Bank, NA	56,067		– 0	–		– 0	–	– 0	–		56,067

Total	$350,312	$	– 0	–	$	– 0	–	$(257,359)			$92,953	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Minnesota Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$69,586	$	– 0	–	$	– 0	–	$	– 0	–	$69,586
Citibank, NA	9,988		– 0	–		– 0	–		– 0	–	9,988
JPMorgan Chase Bank, NA	15,463		– 0	–		– 0	–		– 0	–	15,463

Total	$95,037	$	– 0	–	$	– 0	–	$	– 0	–	$95,037	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$117,138	$	– 0	–	$	– 0	–	$	– 0	–	$117,138
Citibank, NA	15,572		– 0	–		– 0	–		– 0	–	15,572
JPMorgan Chase Bank, NA	26,606		– 0	–		– 0	–		– 0	–	26,606

Total	$159,316	$	– 0	–	$	– 0	–	$	– 0	–	$159,316	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$102,267	$	– 0	–	$	– 0	–	$	– 0	–	$102,267
Citibank, NA	14,550		– 0	–		– 0	–		– 0	–	14,550
JPMorgan Chase Bank, NA	22,539		– 0	–		– 0	–		– 0	–	22,539

Total	$139,356	$	– 0	–	$	– 0	–	$	– 0	–	$139,356	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$100,147	$	– 0	–	$	– 0	–	$	– 0	–	$100,147
Citibank, NA	14,314		– 0	–		– 0	–		– 0	–	14,314
JPMorgan Chase Bank, NA	22,105		– 0	–		– 0	–		– 0	–	22,105

Total	$136,566	$	– 0	–	$	– 0	–	$	– 0	–	$136,566	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$247,227	$	– 0	–	$	– 0	–	$	– 0	–	$247,227
Citibank, NA	35,234		– 0	–		– 0	–		– 0	–	35,234
JPMorgan Chase Bank, NA	53,492		– 0	–		– 0	–		– 0	–	53,492

Total	$335,953	$	– 0	–	$	– 0	–	$	– 0	–	$335,953	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

AB Arizona Portfolio
Shares	Amount
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	863,059	1,562,317	$9,434,656	$17,310,722

Shares issued in reinvestment of dividends	72,562	151,382	790,832	1,675,404

Shares converted from Class B	143	32,820	1,556	368,534

Shares converted from Class C	114,679	126,459	1,253,844	1,390,149

Shares redeemed	(1,230,480)	(2,037,502)	(13,377,259)	(22,581,761)

Net decrease	(180,037)	(164,524)	$(1,896,371)	$(1,836,952)

Class B
Shares sold	28	54	$300	$600

Shares issued in reinvestment of dividends	7	28	71	314

Shares converted to Class A	(143)	(32,850)	(1,556)	(368,534)

Shares redeemed	– 0	–	(13)	– 0	–	(141)

Net decrease	(108)	(32,781)	$(1,185)	$(367,761)

Class C
Shares sold	33,135	142,487	$360,567	$1,580,975

Shares issued in reinvestment of dividends	9,392	22,086	102,212	244,109

Shares converted to Class A	(114,829)	(126,686)	(1,253,844)	(1,390,149)

Shares redeemed	(131,724)	(301,041)	(1,431,527)	(3,325,814)

Net decrease	(204,026)	(263,154)	$(2,222,592)	$(2,890,879)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Shares	Amount
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	298,713	1,271,728	$3,270,770	$14,346,720

Shares issued in reinvestment of dividends and distributions	106,247	243,956	1,166,019	2,738,331

Shares converted from Class B	167	2,622	1,841	29,252

Shares converted from Class C	99,165	303,472	1,090,642	3,418,677

Shares redeemed	(1,378,793)	(3,550,971)	(15,126,706)	(39,914,181)

Net decrease	(874,501)	(1,729,193)	$(9,597,434)	$(19,381,201)

Class B
Shares issued in reinvestment of dividends	62	169	684	1,897

Shares converted to Class A	(167)	(2,627)	(1,841)	(29,252)

Shares redeemed	– 0	–	(1)	– 0	–	(9)

Net decrease	(105)	(2,459)	$(1,157)	$(27,364)

Class C
Shares sold	41,308	177,920	$451,194	$1,996,464

Shares issued in reinvestment of dividends and distributions	27,053	66,057	296,405	740,516

Shares converted to Class A	(99,346)	(304,012)	(1,090,642)	(3,418,677)

Shares redeemed	(329,589)	(640,859)	(3,602,294)	(7,183,766)

Net decrease	(360,574)	(700,894)	$(3,945,337)	$(7,865,463)

Advisor Class
Shares sold	633,832	2,431,044	$6,954,690	$27,387,756

Shares issued in reinvestment of dividends and distributions	34,167	68,266	374,611	765,470

Shares redeemed	(697,300)	(1,632,050)	(7,619,956)	(18,344,933)

Net increase (decrease)	(29,301)	867,260	$(290,655)	$9,808,293

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Minnesota Portfolio
	Shares			Amount
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31, 2018

Class A
Shares sold	275,610		843,369	$2,745,913		$8,645,246

Shares issued in reinvestment of dividends and distributions	48,684		124,322	487,768		1,269,815

Shares converted from Class B	– 0	–	1,307	– 0	–	13,398

Shares converted from Class C	6,023		53,150	60,173		540,956

Shares redeemed	(1,363,770)		(1,537,117)	(13,661,152)		(15,661,932)

Net decrease	(1,033,453)		(514,969)	$(10,367,298)		$(5,192,517)

Class B
Shares sold	41		466	$400		$4,710

Shares issued in reinvestment of dividends and distributions	31		61	310		619

Shares converted to Class A	– 0	–	(1,306)	– 0	–	(13,398)

Shares redeemed	– 0	–	(206)	– 0	–	(2,100)

Net increase (decrease)	72		(985)	$710		$(10,169)

Class C
Shares sold	10,051		55,547	$100,438		$569,405

Shares issued in reinvestment of dividends and distributions	5,745		16,030	57,604		163,988

Shares converted to Class A	(6,017)		(53,098)	(60,173)		(540,956)

Shares redeemed	(139,301)		(274,522)	(1,396,233)		(2,801,579)

Net decrease	(129,522)		(256,043)	$(1,298,364)		$(2,609,142)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	372,036	1,305,429	$3,544,710	$12,734,348

Shares issued in reinvestment of dividends	79,894	162,955	763,272	1,582,799

Shares converted from Class B	6,919	7,179	66,147	69,484

Shares converted from Class C	119,017	220,476	1,138,923	2,145,933

Shares redeemed	(1,179,438)	(1,437,351)	(11,262,866)	(13,989,885)

Net increase (decrease)	(601,572)	258,688	$(5,749,814)	$2,542,679

Class B
Shares sold	63	167	$600	$1,625

Shares issued in reinvestment of dividends	19	116	180	1,135

Shares converted to Class A	(6,919)	(7,179)	(66,147)	(69,484)

Shares redeemed	(1)	(1)	(5)	(10)

Net decrease	(6,838)	(6,897)	$(65,372)	$(66,734)

Class C
Shares sold	32,481	106,488	$311,849	$1,041,286

Shares issued in reinvestment of dividends	11,407	26,983	109,041	262,347

Shares converted to Class A	(118,953)	(220,330)	(1,138,923)	(2,145,933)

Shares redeemed	(218,970)	(223,741)	(2,089,315)	(2,176,562)

Net decrease	(294,035)	(310,600)	$(2,807,348)	$(3,018,862)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	144,693	748,065	$1,409,184	$7,468,662

Shares issued in reinvestment of dividends	64,335	139,157	628,128	1,382,691

Shares converted from Class B	204	423	1,994	4,212

Shares converted from Class C	36,695	74,323	359,882	735,504

Shares redeemed	(625,244)	(1,150,117)	(6,103,922)	(11,432,391)

Net decrease	(379,317)	(188,149)	$(3,704,734)	$(1,841,322)

Class B
Shares sold	184	362	$1,800	$3,600

Shares issued in reinvestment of dividends	28	53	276	527

Shares converted to Class A	(204)	(423)	(1,994)	(4,212)

Net increase (decrease)	8	(8)	$82	$(85)

Class C
Shares sold	25,238	80,222	$246,514	$798,596

Shares issued in reinvestment of dividends	8,739	19,027	85,285	188,946

Shares converted to Class A	(36,704)	(74,352)	(359,882)	(735,504)

Shares redeemed	(217,779)	(171,282)	(2,125,770)	(1,710,491)

Net decrease	(220,506)	(146,385)	$(2,153,853)	$(1,458,453)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	467,063	799,412	$4,753,329	$8,295,747

Shares issued in reinvestment of dividends	66,992	131,598	687,081	1,373,474

Shares converted from Class B	205	1,772	2,109	18,466

Shares converted from Class C	28,169	110,459	289,626	1,150,296

Shares redeemed	(926,167)	(1,183,128)	(9,458,871)	(12,358,616)

Net decrease	(363,738)	(139,887)	$(3,726,726)	$(1,520,633)

Class B
Shares sold	158	315	$1,620	$3,290

Shares issued in reinvestment of dividends	37	91	383	949

Shares converted to Class A	(205)	(1,771)	(2,109)	(18,466)

Shares redeemed	(253)	(1,060)	(2,609)	(11,123)

Net decrease	(263)	(2,425)	$(2,715)	$(25,350)

Class C
Shares sold	1,687	18,484	$17,300	$193,626

Shares issued in reinvestment of dividends	6,665	16,306	68,382	170,366

Shares converted to Class A	(28,156)	(110,407)	(289,626)	(1,150,296)

Shares redeemed	(98,889)	(151,167)	(1,015,918)	(1,575,814)

Net decrease	(118,693)	(226,784)	$(1,219,862)	$(2,362,118)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	284,169	763,375	$3,104,726	$8,491,180

Shares issued in reinvestment of dividends	96,571	206,126	1,051,013	2,285,263

Shares converted from Class B	614	3,875	6,700	42,918

Shares converted from Class C	119,064	124,727	1,298,285	1,372,367

Shares redeemed	(943,537)	(2,640,768)	(10,272,621)	(29,307,829)

Net decrease	(443,119)	(1,542,665)	$(4,811,897)	$(17,116,101)

Class B
Shares sold	1,374	144	$15,050	$1,600

Shares issued in reinvestment of dividends	54	124	590	1,371

Shares converted to Class A	(615)	(3,880)	(6,700)	(42,918)

Shares redeemed	(102)	(2,078)	(1,107)	(23,203)

Net increase (decrease)	711	(5,690)	$7,833	$(63,150)

Class C
Shares sold	40,374	200,237	$438,920	$2,223,249

Shares issued in reinvestment of dividends	24,654	58,555	267,700	647,613

Shares converted to Class A	(119,393)	(125,014)	(1,298,285)	(1,372,367)

Shares redeemed	(321,887)	(647,032)	(3,493,539)	(7,138,277)

Net decrease	(376,252)	(513,254)	$(4,085,204)	$(5,639,782)

Advisor Class
Shares sold	631,847	1,707,005	$6,874,153	$18,988,391

Shares issued in reinvestment of dividends	29,550	60,533	321,781	670,987

Shares redeemed	(540,784)	(545,888)	(5,890,130)	(6,039,345)

Net increase	120,613	1,221,650	$1,305,804	$13,620,033

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, recent tax law changes could have a material impact on the value of municipal securities. Changes in tax rates or the treatment of income from municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist

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NOTES TO FINANCIAL STATEMENTS (continued)

or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of portfolio shares. Over

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NOTES TO FINANCIAL STATEMENTS (continued)

recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2018 and May 31, 2017 were as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Arizona Portfolio	2018	2017
Distributions paid from:
Ordinary income	$14,347	$16,896

Total taxable distributions	14,347	16,896
Tax exempt distributions	3,394,765	3,736,884

Total distributions paid	$3,409,112	$3,753,780

AB Massachusetts Portfolio	2018	2017
Distributions paid from:
Ordinary income	$173,558	$267,815
Long-term capital gains	240,989	9,793

Total taxable distributions	414,547	277,608
Tax exempt distributions	6,827,835	6,949,905

Total distributions paid	$7,242,382	$7,227,513

AB Minnesota Portfolio	2018	2017
Distributions paid from:
Ordinary income	$13,634	$41,050
Long-term capital gains	48,742	179,048

Total taxable distributions	62,376	220,098
Tax exempt distributions	2,010,820	2,164,773

Total distributions paid	$2,073,196	$2,384,871

AB New Jersey Portfolio	2018	2017
Distributions paid from:
Ordinary income	$17,189	$50,312

Total taxable distributions	17,189	50,312
Tax exempt distributions	3,372,453	3,507,702

Total distributions paid	$3,389,642	$3,558,014

AB Ohio Portfolio	2018	2017
Distributions paid from:
Ordinary income	$15,262	$20,424

Total taxable distributions	15,262	20,424
Tax exempt distributions	2,524,651	2,721,279

Total distributions paid	$2,539,913	$2,741,703

AB Pennsylvania Portfolio	2018	2017
Distributions paid from:
Ordinary income	$13,038	$4,643

Total taxable distributions	13,038	4,643
Tax exempt distributions	2,567,379	2,650,896

Total distributions paid	$2,580,417	$2,655,539

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio	2018	2017
Distributions paid from:
Ordinary income	$152,094	$222,332

Total taxable distributions	152,094	222,332
Tax exempt distributions	6,176,205	6,552,061

Total distributions paid	$6,328,299	$6,774,393

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$	– 0	–	$(819,595)	$3,152,495	$2,332,900
AB Massachusetts		35,659		(142,871)	8,208,959	8,101,747
AB Minnesota		– 0	–	(34,399)	2,367,114	2,332,715
AB New Jersey		– 0	–	(2,414,702)	5,257,045	2,842,343
AB Ohio		5,806		(4,716,217)	3,228,106	(1,482,305)
AB Pennsylvania		25,630		(581,404)	3,007,064	2,451,290
AB Virginia		– 0	–	(1,879,475)	7,403,666	5,524,191

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2018, AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania, Portfolio and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal period, AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio utilized capital loss carryforwards of $223,423, $843,740, $571,172, $948,163 and $1,272,026, respectively, to offset current year net realized gains. AB New Jersey Portfolio also had $236,173 of capital loss carryforwards expire during the fiscal year. AB Massachusetts Portfolio and AB Minnesota Portfolio had a post October short-term capital loss deferral of $142,871 and $34,399, respectively. These losses are deemed to arise on June 1, 2018.

(c)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of May 31, 2018, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount		Long-Term Amount		Expiration
AB Arizona	$681,440		$138,155		No Expiration
AB New Jersey	95,620		N/A		2019
AB New Jersey	2,319,082		– 0	–	No Expiration
AB Ohio	1,641,024		3,075,193		No Expiration
AB Pennsylvania	– 0	–	581,404		No Expiration
AB Virginia	1,879,475		– 0	–	No Expiration

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has evaluated the impact of the amendments and determined the effect of the adoption of the rules simplifies certain disclosure requirements on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.98	$ 11.16	$ 11.36	$ 11.01	$ 11.05	$ 10.72	$ 11.41

Income From Investment Operations

Net investment income(b)(c)	.16	.32	.34	.35	.25	.40	.40

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.18)	(.20)	.35	(.04)	.33	(.69)

Net increase (decrease) in net asset value from operations	.01	.14	.14	.70	.21	.73	(.29)

Less: Dividends

Dividends from net investment income	(.16)	(.32)	(.34)	(.35)	(.25)	(.40)	(.40)

Net asset value, end of period	$ 10.83	$ 10.98	$ 11.16	$ 11.36	$ 11.01	$ 11.05	$ 10.72

Total Return

Total investment return based on net asset value(d)	.08%	1.30%	1.28%	6.50%	1.94%	6.90%	(2.65)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,680	$102,020	$105,539	$106,037	$104,489	$107,843	$117,342

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.78%^	.79%	.78%	.78%	.80%^	.79%	.79%

Expenses, before waivers/reimbursements(e)	.99%^	1.00%	.97%	.96%	1.00%^	.99%	.93%

Net investment income(b)	2.90%^	2.92%	3.04%	3.17%	3.43%^	3.65%	3.54%

Portfolio turnover rate	8%	12%	12%	11%	21%	15%	24%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class B
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.26	.27	.20	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.18)	(.21)	.36	(.04)	.33	(.69)

Net increase (decrease) in net asset value from operations	(.03)	.06	.05	.63	.16	.65	(.37)

Less: Dividends

Dividends from net investment income	(.12)	(.24)	(.26)	(.27)	(.20)	(.32)	(.32)

Net asset value, end of period	$ 10.81	$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70

Total Return

Total investment return based on net asset value(d)	(.30)%	.54%	.44%	5.81%	1.45%	6.17%	(3.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6	$7	$373	$387	$412	$546	$769

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.53%^	1.53%	1.53%	1.53%	1.53%^	1.49%	1.49%

Expenses, before fee waivers(e)	1.99%^	1.74%	1.73%	1.71%	1.72%^	1.70%	1.63%

Net investment income(b)	2.15%^	2.16%	2.30%	2.43%	2.72%^	2.96%	2.83%

Portfolio turnover rate	8%	12%	12%	11%	21%	15%	24%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class C
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.26	.27	.20	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.18)	(.21)	.36	(.04)	.33	(.69)

Net increase (decrease) in net asset value from operations	(.03)	.06	.05	.63	.16	.65	(.37)

Less: Dividends

Dividends from net investment income	(.12)	(.24)	(.26)	(.27)	(.20)	(.32)	(.32)

Net asset value, end of period	$ 10.81	$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70

Total Return

Total investment return based on net asset value(d)	(.30)%	.55%	.44%	5.81%	1.45%	6.17%	(3.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,826	$16,254	$19,454	$25,550	$24,900	$25,203	$30,060

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.53%^	1.54%	1.53%	1.53%	1.53%^	1.49%	1.49%

Expenses, before waivers/reimbursements(e)	1.74%^	1.75%	1.72%	1.71%	1.72%^	1.70%	1.63%

Net investment income(b)	2.15%^	2.18%	2.29%	2.43%	2.71%^	2.96%	2.84%

Portfolio turnover rate	8%	12%	12%	11%	21%	15%	24%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.09	$ 11.35	$ 11.61	$ 11.37	$ 11.36	$ 11.05	$ 11.87

Income From Investment Operations

Net investment income(b)(c)	.16	.32	.33	.35	.24	.37	.37

Net realized and unrealized gain (loss) on investment transactions	(.20)	(.24)	(.24)	.25	.02	.33	(.76)

Net increase (decrease) in net asset value from operations	(.04)	.08	.09	.60	.26	.70	(.39)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.33)	(.35)	(.36)	(.25)	(.39)	(.39)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.16)	(.34)	(.35)	(.36)	(.25)	(.39)	(.43)

Net asset value, end of period	$ 10.89	$ 11.09	$ 11.35	$ 11.61	$ 11.37	$ 11.36	$ 11.05

Total Return

Total investment return based on net asset value(d)	(.35)%	.75%	.78%	5.38%	2.26%	6.42%	(3.38)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$129,023	$141,078	$163,988	$189,259	$188,934	$194,274	$202,230

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.77	%^	.78%	.77%	.77%	.80	%^	.82%	.82%

Expenses, before waivers/reimbursements(e)	.89	%^	.89%	.88%	.87%	.90	%^	.91%	.88%

Net investment income(b)	2.94	%^	2.89%	2.92%	3.04%	3.10	%^	3.35%	3.18%

Portfolio turnover rate	5%	19%	13%	15%	12%	9%	19%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class B
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.25	.27	.18	.30	.29

Net realized and unrealized gain (loss) on investment transactions	(.20)	(.24)	(.25)	.25	.02	.32	(.76)

Net increase (decrease) in net asset value from operations	(.08)	.00	(f)	.00	(f)	.52	.20	.62	(.47)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.25)	(.26)	(.28)	(.19)	(.31)	(.31)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.12)	(.26)	(.26)	(.28)	(.19)	(.31)	(.35)

Net asset value, end of period	$ 10.87	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03

Total Return

Total investment return based on net asset value(d)	(.72)%	(.01)%	.03%	4.61%	1.77%	5.70%	(4.05)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61	$63	$93	$160	$399	$656	$1,426

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.52	%^	1.53%	1.52%	1.52%	1.52	%^	1.52%	1.52%

Expenses, before fee waivers(e)	1.68	%^	1.66%	1.63%	1.64%	1.63	%^	1.61%	1.58%

Net investment income(b)	2.19	%^	2.14%	2.17%	2.32%	2.39	%^	2.69%	2.49%

Portfolio turnover rate	5%	19%	13%	15%	12%	9%	19%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.25	.26	.18	.30	.29

Net realized and unrealized gain (loss) on investment transactions	(.20)	(.24)	(.25)	.26	.02	.32	(.76)

Net increase (decrease) in net asset value from operations	(.08)	.00	(f)	.00	(f)	.52	.20	.62	(.47)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.25)	(.26)	(.28)	(.19)	(.31)	(.31)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.12)	(.26)	(.26)	(.28)	(.19)	(.31)	(.35)

Net asset value, end of period	$ 10.87	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03

Total Return

Total investment return based on net asset value(d)	(.72)%	(.01)%	.03%	4.61%	1.77%	5.70%	(4.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,157	$36,735	$45,530	$54,482	$53,570	$54,108	$64,298

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.52	%^	1.53%	1.52%	1.52%	1.52	%^	1.52%	1.52%

Expenses, before waivers/reimbursements(e)	1.64	%^	1.64%	1.63%	1.63%	1.63	%^	1.61%	1.59%

Net investment income(b)	2.19	%^	2.14%	2.17%	2.29%	2.39	%^	2.67%	2.49%

Portfolio turnover rate	5%	19%	13%	15%	12%	9%	19%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31, 2018	July 25, 2016(g) to May 31, 2017

Net asset value, beginning of period	$ 11.08		$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(b)(c)	.18		.35	.30

Net realized and unrealized loss on investment transactions	(.20)		(.24)	(.36)

Net increase (decrease) in net asset value from operations	(.02)		.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.18)		(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.18)		(.37)	(.32)

Net asset value, end of period	$ 10.88		$ 11.08	$ 11.34

Total Return

Total investment return based on net asset value(d)	(.22)%		1.00%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,594		$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.52	%^	.54%	.52	%^

Expenses, before waivers/reimbursements(e)	.64	%^	.64%	.65	%^

Net investment income(b)	3.19	%^	3.14%	3.22	%^

Portfolio turnover rate	5%		19%	13%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 155

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.11	$ 10.33	$ 10.54	$ 10.33	$ 10.46	$ 10.13	$ 10.72

Income From Investment Operations

Net investment income(b)(c)	.14	.28	.29	.31	.20	.31	.31

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.21)	(.19)	.22	(.06)	.35	(.54)

Net increase (decrease) in net asset value from operations	(.01)	.07	.10	.53	.14	.66	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.28)	(.29)	(.32)	(.21)	(.33)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	(.02)	– 0	–	(.06)	– 0	–	(.04)

Total dividends and distributions	(.14)	(.29)	(.31)	(.32)	(.27)	(.33)	(.36)

Net asset value, end of period	$ 9.96	$ 10.11	$ 10.33	$ 10.54	$ 10.33	$ 10.46	$ 10.13

Total Return

Total investment return based on net asset value(d)	(.11)%	.69%	1.03%	5.24%	1.37%	6.60%	(2.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,800	$60,997	$67,611	$67,380	$70,197	$69,595	$72,221

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.85	%^	.86%	.85%	.86%	.88	%^	.90%	.90%

Expenses, before waivers/reimbursements(e)	1.23	%^	1.17%	1.11%	1.08%	1.08	%^	1.09%	1.02%

Net investment income(b)	2.76	%^	2.77%	2.77%	2.94%	2.90	%^	3.04%	2.93%

Portfolio turnover rate	13%	16%	12%	10%	11%	19%	17%

See footnote summary on pages 171-173.

156 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class B
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.12	$ 10.33	$ 10.55	$ 10.33	$ 10.45	$ 10.12	$ 10.71

Income From Investment Operations

Net investment income(b)(c)	.10	.21	.21	.23	.15	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.21)	(.19)	.23	(.05)	.35	(.54)

Net increase (decrease) in net asset value from operations	(.05)	.00	(f)	.02	.46	.10	.59	(.30)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.20)	(.22)	(.24)	(.16)	(.26)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	(.02)	– 0	–	(.06)	– 0	–	(.04)

Total dividends and distributions	(.10)	(.21)	(.24)	(.24)	(.22)	(.26)	(.29)

Net asset value, end of period	$ 9.97	$ 10.12	$ 10.33	$ 10.55	$ 10.33	$ 10.45	$ 10.12

Total Return

Total investment return based on net asset value(d)	(.48)%	.04%	.18%	4.55%	.98%	5.86%	(2.92)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31	$30	$41	$15	$34	$91	$128

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.60	%^	1.61%	1.60%	1.60%	1.60	%^	1.60%	1.60%

Expenses, before fee waivers(e)	2.04	%^	1.98%	1.92%	1.84%	1.82	%^	1.81%	1.73%

Net investment income(b)	2.01	%^	2.02%	2.03%	2.20%	2.18	%^	2.34%	2.23%

Portfolio turnover rate	13%	16%	12%	10%	11%	19%	17%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 157

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.12	$ 10.34	$ 10.55	$ 10.34	$ 10.47	$ 10.14	$ 10.73

Income From Investment Operations

Net investment income(b)(c)	.10	.21	.21	.23	.15	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.22)	(.18)	.23	(.06)	.35	(.54)

Net increase (decrease) in net asset value from operations	(.05)	(.01)	.03	.46	.09	.59	(.30)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.20)	(.22)	(.25)	(.16)	(.26)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	(.01)	(.02)	– 0	–	(.06)	– 0	–	(.04)

Total dividends and distributions	(.10)	(.21)	(.24)	(.25)	(.22)	(.26)	(.29)

Net asset value, end of period	$ 9.97	$ 10.12	$ 10.34	$ 10.55	$ 10.34	$ 10.47	$ 10.14

Total Return

Total investment return based on net asset value(d)	(.48)%	(.06)%	.27%	4.45%	.88%	5.86%	(2.92)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,752	$8,164	$10,984	$16,178	$15,680	$16,126	$19,064

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.60	%^	1.61%	1.60%	1.61%	1.60	%^	1.60%	1.60%

Expenses, before waivers/reimbursements(e)	1.98	%^	1.92%	1.85%	1.84%	1.81	%^	1.79%	1.72%

Net investment income(b)	2.00	%^	2.02%	2.01%	2.18%	2.17	%^	2.34%	2.23%

Portfolio turnover rate	13%	16%	12%	10%	11%	19%	17%

See footnote summary on pages 171-173.

158 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22

Income From Investment Operations

Net investment income(b)(c)	.16	.31	.32	.32	.22	.35	.33

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.15)	(.14)	.28	(.08)	.22	(.66)

Net increase (decrease) in net asset value from operations	.02	.16	.18	.60	.14	.57	(.33)

Less: Dividends

Dividends from net investment income	(.16)	(.31)	(.33)	(.34)	(.23)	(.36)	(.34)

Net asset value, end of period	$ 9.49	$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55

Total Return

Total investment return based on net asset value(d)	.16%	1.65%	1.82%	6.27%	1.43%	6.04%	(3.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,466	$93,552	$92,494	$87,365	$90,559	$100,039	$113,048

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.82%^	.83%	.82%	.82%	.85%^	.87%	.87%

Expenses, before waivers/reimbursements(e)	1.04%^	1.03%	1.01%	.99%	1.00%^	1.00%	.95%

Net investment income(b)	3.24%^	3.18%	3.29%	3.33%	3.42%^	3.62%	3.34%

Portfolio turnover rate	5%	26%	8%	14%	2%	16%	30%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 159

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class B
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.25	.25	.18	.28	.26

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.15)	(.14)	.27	(.09)	.22	(.66)

Net increase (decrease) in net asset value from operations	(.02)	.09	.11	.52	.09	.50	(.40)

Less: Dividends

Dividends from net investment income	(.12)	(.24)	(.26)	(.26)	(.18)	(.29)	(.27)

Net asset value, end of period	$ 9.49	$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55

Total Return

Total investment return based on net asset value(d)	(.22)%	.88%	1.10%	5.48%	.95%	5.32%	(3.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77	$144	$214	$282	$365	$466	$978

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.57%^	1.58%	1.57%	1.57%	1.57%^	1.57%	1.57%

Expenses, before fee waivers(e)	1.82%^	1.78%	1.76%	1.78%	1.73%^	1.71%	1.65%

Net investment income(b)	2.46%^	2.42%	2.53%	2.58%	2.70%^	2.94%	2.62%

Portfolio turnover rate	5%	26%	8%	14%	2%	16%	30%

See footnote summary on pages 171-173.

160 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 9.64	$ 9.79	$ 9.93	$ 9.67	$ 9.77	$ 9.55	$ 10.23

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.25	.25	.18	.28	.26

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.15)	(.14)	.27	(.10)	.23	(.67)

Net increase (decrease) in net asset value from operations	(.03)	.09	.11	.52	.08	.51	(.41)

Less: Dividends

Dividends from net investment income	(.12)	(.24)	(.25)	(.26)	(.18)	(.29)	(.27)

Net asset value, end of period	$ 9.49	$ 9.64	$ 9.79	$ 9.93	$ 9.67	$ 9.77	$ 9.55

Total Return

Total investment return based on net asset value(d)	(.32)%	.89%	1.15%	5.47%	.84%	5.41%	(4.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,009	$14,007	$17,269	$30,094	$28,419	$29,694	$32,846

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.57%^	1.58%	1.57%	1.57%	1.57%^	1.57%	1.57%

Expenses, before waivers/reimbursements(e)	1.79%^	1.77%	1.76%	1.74%	1.72%^	1.70%	1.65%

Net investment income(b)	2.48%^	2.42%	2.53%	2.58%	2.70%^	2.91%	2.64%

Portfolio turnover rate	5%	26%	8%	14%	2%	16%	30%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 161

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 9.83	$ 10.05	$ 10.20	$ 9.89	$ 9.93	$ 9.80	$ 10.58

Income From Investment Operations

Net investment income(b)(c)	.14	.28	.28	.29	.21	.34	.34

Net realized and unrealized gain (loss) on investment transactions	(.13)	(.22)	(.15)	.32	(.03)	.14	(.72)

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.01	.06	.13	.61	.18	.48	(.38)

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.28)	(.28)	(.30)	(.22)	(.35)	(.35)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.14)	(.28)	(.28)	(.30)	(.22)	(.35)	(.40)

Net asset value, end of period	$ 9.70	$ 9.83	$ 10.05	$ 10.20	$ 9.89	$ 9.93	$ 9.80

Total Return

Total investment return based on net asset value(d)	.12%	.58%	1.29%	6.29%	1.76%	5.04%	(3.77)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$74,989	$79,767	$83,417	$87,480	$86,775	$87,685	$103,466

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.80	%^	.80%	.80%	.80%	.83	%^	.85%	.86%

Expenses, before waivers/reimbursements(e)	1.09	%^	1.07%	1.03%	.99%	1.01	%^	1.02%	.96%

Net investment income(b)	2.90	%^	2.81%	2.76%	2.90%	3.11	%^	3.50%	3.27%

Portfolio turnover rate	6%	12%	5%	13%	14%	17%	26%

See footnote summary on pages 171-173.

162 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class B
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 9.82	$ 10.04	$ 10.18	$ 9.88	$ 9.92	$ 9.79	$ 10.57

Income From Investment Operations

Net investment income(b)(c)	.11	.21	.20	.22	.16	.28	.26

Net realized and unrealized gain (loss) on investment transactions	(.13)	(.23)	(.14)	.31	(.03)	.14	(.71)

Net increase (decrease) in net asset value from operations	(.02)	(.02)	.06	.53	.13	.42	(.45)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.20)	(.20)	(.23)	(.17)	(.29)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.11)	(.20)	(.20)	(.23)	(.17)	(.29)	(.33)

Net asset value, end of period	$ 9.69	$ 9.82	$ 10.04	$ 10.18	$ 9.88	$ 9.92	$ 9.79

Total Return

Total investment return based on net asset value(d)	(.26)%	(.17)%	.65%	5.40%	1.28%	4.32%	(4.43)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25	$26	$26	$52	$144	$209	$810

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%^	1.55%	1.55%	1.55%	1.55	%^	1.55%	1.56%

Expenses, before fee waivers(e)	1.91	%^	1.86%	1.85%	1.75%	1.75	%^	1.72%	1.66%

Net investment income(b)	2.15	%^	2.07%	2.00%	2.18%	2.39	%^	2.85%	2.57%

Portfolio turnover rate	6%	12%	5%	13%	14%	17%	26%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 9.83	$ 10.04	$ 10.19	$ 9.88	$ 9.92	$ 9.80	$ 10.58

Income From Investment Operations

Net investment income(b)(c)	.11	.20	.20	.22	.16	.27	.27

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.21)	(.15)	.32	(.03)	.14	(.73)

Net increase (decrease) in net asset value from operations	(.03)	(.01)	.05	.54	.13	.41	(.46)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.20)	(.20)	(.23)	(.17)	(.29)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.11)	(.20)	(.20)	(.23)	(.17)	(.29)	(.32)

Net asset value, end of period	$ 9.69	$ 9.83	$ 10.04	$ 10.19	$ 9.88	$ 9.92	$ 9.80

Total Return

Total investment return based on net asset value(d)	(.36)%	(.07)%	.53%	5.50%	1.28%	4.21%	(4.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,665	$11,967	$13,701	$27,045	$29,673	$31,409	$37,947

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%^	1.55%	1.55%	1.55%	1.55	%^	1.55%	1.56%

Expenses, before waivers/reimbursements(e)	1.84	%^	1.82%	1.78%	1.74%	1.74	%^	1.72%	1.66%

Net investment income(b)	2.14	%^	2.06%	2.00%	2.15%	2.39	%^	2.81%	2.58%

Portfolio turnover rate	6%	12%	5%	13%	14%	17%	26%

See footnote summary on pages 171-173.

164 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Income From Investment Operations

Net investment income(b)(c)	.16	.30	.31	.32	.22	.34	.34

Net realized and unrealized gain (loss) on investment transactions	(.17)	(.19)	(.16)	.28	(.01)	.35	(.75)

Net increase (decrease) in net asset value from operations	(.01)	.11	.15	.60	.21	.69	(.41)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.30)	(.31)	(.32)	(.22)	(.34)	(.34)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)

Total dividends and distributions	(.16)	(.30)	(.31)	(.32)	(.22)	(.37)	(.43)

Net asset value, end of period	$ 10.18	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11

Total Return

Total investment return based on net asset value(d)	(.13)%	1.10%	1.41%	5.83%	1.99%	6.93%	(3.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,586	$80,666	$83,620	$74,734	$78,907	$82,402	$88,199

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.85	%^	.86%	.85%	.85%	.88	%^	.90%	.92%

Expenses, before waivers/reimbursements(e)	1.09	%^	1.09%	1.05%	1.03%	1.04	%^	1.07%	1.01%

Net investment income(b)	3.05	%^	2.91%	2.91%	3.02%	3.10	%^	3.29%	3.23%

Portfolio turnover rate	7%	38%	24%	11%	2%	25%	17%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 165

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class B
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Income From Investment Operations

Net investment income(b)(c)	.12	.23	.23	.24	.17	.27	.27

Net realized and unrealized gain (loss) on investment transactions	(.17)	(.19)	(.16)	.28	(.01)	.34	(.75)

Net increase (decrease) in net asset value from operations	(.05)	.04	.07	.52	.16	.61	(.48)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.23)	(.23)	(.24)	(.17)	(.26)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)

Total dividends and distributions	(.12)	(.23)	(.23)	(.24)	(.17)	(.29)	(.36)

Net asset value, end of period	$ 10.18	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11

Total Return

Total investment return based on net asset value(d)	(.51)%	.35%	.65%	5.04%	1.50%	6.19%	(4.49)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32	$35	$62	$74	$168	$340	$901

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.60	%^	1.61%	1.60%	1.60%	1.60	%^	1.60%	1.62%

Expenses, before fee waivers(e)	1.98	%^	1.91%	1.79%	1.88%	1.79	%^	1.78%	1.72%

Net investment income(b)	2.29	%^	2.15%	2.15%	2.28%	2.38	%^	2.62%	2.51%

Portfolio turnover rate	7%	38%	24%	11%	2%	25%	17%
See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.36	$ 10.55	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Income From Investment Operations

Net investment income(b)(c)	.12	.23	.23	.24	.17	.26	.27

Net realized and unrealized gain (loss) on investment transactions	(.18)	(.19)	(.15)	.28	(.01)	.35	(.75)

Net increase (decrease) in net asset value from operations	(.06)	.04	.08	.52	.16	.61	(.48)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.23)	(.23)	(.24)	(.17)	(.26)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)

Total dividends and distributions	(.12)	(.23)	(.23)	(.24)	(.17)	(.29)	(.36)

Net asset value, end of period	$ 10.18	$ 10.36	$ 10.55	$ 10.70	$ 10.42	$ 10.43	$ 10.11

Total Return

Total investment return based on net asset value(d)	(.60)%	.35%	.74%	5.04%	1.49%	6.19%	(4.49)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,330	$8,686	$11,237	$22,356	$21,635	$22,057	$23,789

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.60	%^	1.61%	1.60%	1.60%	1.60	%^	1.60%	1.62%

Expenses, before waivers/reimbursements(e)	1.84	%^	1.84%	1.79%	1.78%	1.77	%^	1.77%	1.71%

Net investment income(b)	2.30	%^	2.16%	2.15%	2.27%	2.38	%^	2.59%	2.53%

Portfolio turnover rate	7%	38%	24%	11%	2%	25%	17%

See footnote summary on pages 171-173.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.99	$ 11.19	$ 11.39	$ 11.11	$ 11.13	$ 10.70	$ 11.61

Income From Investment Operations

Net investment income(b)(c)	.16	.32	.32	.34	.23	.36	.34

Net realized and unrealized gain (loss) on investment transactions	(.19)	(.20)	(.18)	.29	(.01)	.44	(.81)

Net increase (decrease) in net asset value from operations	(.03)	.12	.14	.63	.22	.80	(.47)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.32)	(.34)	(.35)	(.24)	(.37)	(.35)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)

Total dividends and distributions	(.16)	(.32)	(.34)	(.35)	(.24)	(.37)	(.44)

Net asset value, end of period	$ 10.80	$ 10.99	$ 11.19	$ 11.39	$ 11.11	$ 11.13	$ 10.70

Total Return

Total investment return based on net asset value(d)	(.29)%	1.10%	1.23%	5.77%	1.94%	7.60%	(4.21)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,628	$139,827	$159,689	$189,953	$181,642	$173,381	$186,429

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.80	%^	.81%	.80%	.80%	.80	%^	.80%	.77%

Expenses, before waivers/ reimbursements(e)	.89	%^	.89%	.88%	.87%	.90	%^	.92%	.88%

Net investment income(b)	2.89	%^	2.85%	2.89%	3.02%	3.05	%^	3.29%	2.98%

Portfolio turnover rate	4%	18%	16%	7%	5%	8%	16%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class B
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.97	$ 11.17	$ 11.37	$ 11.09	$ 11.11	$ 10.68	$ 11.59

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.24	.26	.17	.29	.26

Net realized and unrealized gain (loss) on investment transactions	(.19)	(.20)	(.19)	.29	(.01)	.43	(.81)

Net increase (decrease) in net asset value from operations	(.07)	.04	.05	.55	.16	.72	(.55)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.24)	(.25)	(.27)	(.18)	(.29)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)

Total dividends and distributions	(.12)	(.24)	(.25)	(.27)	(.18)	(.29)	(.36)

Net asset value, end of period	$ 10.78	$ 10.97	$ 11.17	$ 11.37	$ 11.09	$ 11.11	$ 10.68

Total Return

Total investment return based on net asset value(d)	(.67)%	.34%	.48%	4.99%	1.46%	6.87%	(4.88)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53	$46	$111	$126	$340	$668	$1,267

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%^	1.56%	1.55%	1.55%	1.52	%^	1.50%	1.47%

Expenses, before fee waivers(e)	1.71	%^	1.68%	1.64%	1.65%	1.63	%^	1.62%	1.59%

Net investment income(b)	2.16	%^	2.11%	2.15%	2.28%	2.34	%^	2.63%	2.28%

Portfolio turnover rate	4%	18%	16%	7%	5%	8%	16%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.96	$ 11.16	$ 11.36	$ 11.08	$ 11.10	$ 10.67	$ 11.59

Income From Investment Operations

Net investment income(b)(c)	.12	.23	.24	.25	.17	.28	.26

Net realized and unrealized gain (loss) on investment transactions	(.19)	(.19)	(.19)	.30	(.01)	.44	(.82)

Net increase (decrease) in net asset value from operations	(.07)	.04	.05	.55	.16	.72	(.56)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.24)	(.25)	(.27)	(.18)	(.29)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)

Total dividends and distributions	(.12)	(.24)	(.25)	(.27)	(.18)	(.29)	(.36)

Net asset value, end of period	$ 10.77	$ 10.96	$ 11.16	$ 11.36	$ 11.08	$ 11.10	$ 10.67

Total Return

Total investment return based on net asset value(d)	(.67)%	.35%	.48%	5.00%	1.46%	6.88%	(4.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,772	$35,435	$41,823	$56,080	$54,359	$55,038	$59,194

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%^	1.56%	1.55%	1.55%	1.53	%^	1.50%	1.47%

Expenses, before waivers/reimbursements(e)	1.65	%^	1.65%	1.63%	1.62%	1.63	%^	1.62%	1.59%

Net investment income(b)	2.15	%^	2.11%	2.15%	2.28%	2.34	%^	2.60%	2.29%

Portfolio turnover rate	4%	18%	16%	7%	5%	8%	16%

See footnote summary on pages 171-173.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	July 25, 2016(g) to May 31, 2017

Net asset value, beginning of period	$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(b)(c)	.17	.34	.30

Net realized and unrealized loss on investment transactions	(.19)	(.19)	(.29)

Net increase (decrease) in net asset value from operations	(.02)	.15	.01

Less: Dividends

Dividends from net investment income	(.17)	(.35)	(.31)

Net asset value, end of period	$ 10.80	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(d)	(.17)%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,779	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55%^	.56%	.55%^

Expenses, before waivers/reimbursements(e)	.64%^	.64%	.66%^

Net investment income(b)	3.14%^	3.10%	3.24%^

Portfolio turnover rate	4%	18%	16%

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
			2018	2017	2016			2014	2013

AB Arizona Portfolio
Class A

Net of waivers	.78	%^	.78%	.78%	.78%	.78	%^	.78%	.78%

Before waivers	.99	%^	.99%	.97%	.96%	.97	%^	.98%	.92%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
			2018	2017	2016			2014	2013

Class B

Net of waivers	1.53	%^	1.51%	1.53%	1.53%	1.50	%^	1.48%	1.48%

Before waivers	1.99	%^	1.72%	1.73%	1.71%	1.70	%^	1.68%	1.63%
Class C

Net of waivers	1.53	%^	1.53%	1.53%	1.53%	1.50	%^	1.48%	1.48%

Before waivers	1.74	%^	1.74%	1.72%	1.71%	1.70	%^	1.68%	1.63%

AB Massachusetts Portfolio
Class A

Net of waivers	.77	%^	.77%	N/A	N/A	N/A		N/A	N/A

Before waivers	.89	%^	.88%	N/A	N/A	N/A		N/A	N/A
Class B

Net of waivers	1.52	%^	1.52%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.68	%^	1.65%	N/A	N/A	N/A		N/A	N/A
Class C

Net of waivers	1.52	%^	1.52%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.64	%^	1.63%	N/A	N/A	N/A		N/A	N/A
Advisor Class

Net of waivers	.52	%^	.52%	N/A	N/A	N/A		N/A	N/A

Before waivers	.64	%^	.63%	N/A	N/A	N/A		N/A	N/A

AB Minnesota Portfolio
Class A

Net of waivers	.85	%^	.85%	.85%	.85%	.88	%^	.90%	.90%

Before waivers	1.23	%^	1.16%	1.11%	1.08%	1.08	%^	1.09%	1.02%
Class B

Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60	%^	1.60%	1.60%

Before waivers	2.04	%^	1.97%	1.92%	1.84%	1.82	%^	1.81%	1.73%
Class C

Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60	%^	1.60%	1.60%

Before waivers	1.98	%^	1.91%	1.85%	1.83%	1.81	%^	1.79%	1.72%

AB New Jersey Portfolio
Class A

Net of waivers	.82	%^	.82%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.04	%^	1.02%	N/A	N/A	N/A		N/A	N/A
Class B

Net of waivers	1.57	%^	1.57%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.82	%^	1.77%	N/A	N/A	N/A		N/A	N/A
Class C

Net of waivers	1.57	%^	1.57%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.79	%^	1.77%	N/A	N/A	N/A		N/A	N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
			2018	2017	2016			2014	2013

AB Ohio Portfolio
Class A

Net of waivers	.80	%^	.80%	.80%	.80%	.83	%^	.85%	.85%

Before waivers	1.09	%^	1.06%	1.03%	.99%	1.01	%^	1.01%	.96%
Class B

Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55	%^	1.55%	1.55%

Before waivers	1.91	%^	1.86%	1.85%	1.75%	1.75	%^	1.72%	1.66%
Class C

Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55	%^	1.55%	1.55%

Before waivers	1.84	%^	1.82%	1.78%	1.74%	1.74	%^	1.72%	1.66%

AB Pennsylvania Portfolio
Class A

Net of waivers	.85	%^	.85%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.09	%^	1.08%	N/A	N/A	N/A		N/A	N/A
Class B

Net of waivers	1.60	%^	1.60%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.98	%^	1.90%	N/A	N/A	N/A		N/A	N/A
Class C

Net of waivers	1.60	%^	1.60%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.84	%^	1.83%	N/A	N/A	N/A		N/A	N/A

AB Virginia Portfolio
Class A

Net of waivers	.80	%^	.80%	N/A	N/A	N/A		N/A	N/A

Before waivers	.89	%^	.88%	N/A	N/A	N/A		N/A	N/A
Class B

Net of waivers	1.55	%^	1.55%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.71	%^	1.67%	N/A	N/A	N/A		N/A	N/A
Class C

Net of waivers	1.55	%^	1.55%	N/A	N/A	N/A		N/A	N/A

Before waivers	1.65	%^	1.64%	N/A	N/A	N/A		N/A	N/A
Advisor Class

Net of waivers	.55	%^	.55%	N/A	N/A	N/A		N/A	N/A

Before waivers	.64	%^	.63%	N/A	N/A	N/A		N/A	N/A

(f)	Amount is less than $.005.

(g)	Commencement of distributions.

^	Annualized.

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RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of the AB Municipal Income Fund II (the “Company”)—AB Pennsylvania Portfolio (the “Fund”) was held on October 11, 2018 and adjourned until November 14, 2018. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Trust proxy statement):

1.	To approve and vote upon the election of the Trustees of the Company, each such Trustee to serve a term of indefinite duration and until his or her successor is duly elected and qualifies.

Trustee	Voted For	Withheld Authority
Michael J. Downey	43,836,712	1,637,249
William H. Foulk, Jr.	43,821,160	1,652,801
Nancy P. Jacklin	43,879,790	1,594,171
Robert M. Keith	43,876,370	1,597,591
Carol C. McMullen	43,901,324	1,572,637
Garry L. Moody	43,860,264	1,613,698
Marshall C. Turner	43,835,827	1,638,135
Earl D. Weiner	43,850,178	1,623,783

2.	To vote upon the approval of new investment advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker Non-Votes
3,257,442	32,919	130,548	1,271,602

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BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Robert (“Guy”) B. Davidson III(2), Senior Vice President

Fred S. Cohen(2), Vice President

Terrance T. Hults(2), Vice President

Matthew J. Norton(2), Vice President

Andrew Potter(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Messrs. Cohen, Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018 (the “August 2018 Proxy Statement”), the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Municipal Income Fund II in respect of each of AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each, a “Fund” and collectively, the “Funds”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including each Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of each Fund (other than AB Massachusetts Portfolio and AB Ohio Portfolio) subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements. With respect to each of AB Massachusetts Portfolio and AB Ohio Portfolio, as indicated in a supplement dated January 7, 2019 to the August 2018 Proxy Statement, the annual meeting of shareholders with respect to each of such Funds has been adjourned until March 12, 2019 for the purpose of voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Proposed New Advisory Agreement and Interim Advisory Agreement in Respect of Each Fund in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current

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sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and

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the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/

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Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the

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case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has

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more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

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Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

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Information Regarding the Review and Approval of the Current Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 6-8, 2018 (the “Meeting”):

•	AB Arizona Portfolio
•	AB Massachusetts Portfolio
•	AB Minnesota Portfolio
•	AB New Jersey Portfolio
•	AB Ohio Portfolio
•	AB Pennsylvania Portfolio
•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each

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Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors

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recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that have a substantially similar investment style as any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s semi-annual period ended November 30, 2017 and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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NOTES

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1118

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 25, 2019